Aetna Mutual Funds
      Aetna Index Plus Funds


                                   [GRAPHIC]


Annual Report
  October 31, 2001

                                                                           Aetna
                                                                           Funds

                               PRESIDENT'S LETTER


Dear Shareholder:                                               October 31, 2001

Thank you for investing in Aetna Series Fund, Inc. We are pleased that you have continued to place your confidence in us to help you achieve your financial goals.

The atrocities of September 11th caused all Americans, and much of the rest of the world, to put aside ordinary concerns and turn their attention to issues of deeper meaning. Family, friends, fellow citizens - they have been foremost in the thoughts of so many of us, with a special place held for the victims of those heinous acts, and for the heroes who responded so selflessly to them.

On behalf of the Aetna Series Fund family, I can tell you that we too have been made more sharply aware of the blessings that sometimes get overlooked in the busy-ness of daily life. Our funds and their adviser, Aeltus Investment Management Inc., were among the fortunate not to lose members on September 11th; our people, our capabilities, and our financial strengths are undiminished. I can assure you that we are meeting President Bush's challenge to get on with our lives and our business without fear for the present, or for the future of this great nation.

Much had already happened this year in the weeks prior to September 11th. Suffice it to say that the economy was teetering towards a recession and financial markets' performance reflected that condition. But since September 11th, the markets have begun to rally, along with the nation. This is partly due to decisive action by the Federal Reserve in bringing interest rates down to their lowest levels in almost forty years, and partly to a bipartisan determination to do whatever is necessary to prosecute the war on terrorism and stimulate the economy. Credit must also be given to the fighting spirit of our nation, the market and investors collectively, that have raised their eyes from short-term troubles to focus on the undiminished promise of the future. Their confidence in that future has begun to be reflected in a rebound in the market, which is early evidence of a stabilization of economic activity.

We share that confidence in the future. And again, we are especially thankful that you have chosen us to help you to participate in and benefit from the promise of the years ahead. We are dedicated to the challenge of managing your assets, in a prudent and disciplined manner, through the current turbulence and into that bright future.


Sincerely,

/s/J. Scott Fox

J. Scott Fox

President

Aetna Series Fund, Inc.







A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter.................................................... i
INDEX PLUS FUNDS:
Investment Review..................................................... 1
Portfolios of Investments:
 Aetna Index Plus Large Cap Fund...................................... 8
 Aetna Index Plus Mid Cap Fund........................................ 15
 Aetna Index Plus Small Cap Fund...................................... 21
Statements of Assets and Liabilities.................................. 29
Statements of Operations.............................................. 31
Statements of Changes in Net Assets................................... 32
Notes to Financial Statements......................................... 38
Financial Highlights.................................................. 44
Independent Auditors' Report.......................................... 59
Additional Information................................................ 60

                        AETNA INDEX PLUS LARGE CAP FUND
                                      Growth of $10,000

                                    [CHART]

                       AETNA INDEX
                     PLUS LARGE CAP    S&P 500
                     FUND (CLASS I)     INDEX
      12/10/96           10,000        10,000
                         10,932        10,763
                         13,100        12,879
      10/31/97           12,449        12,396
                         13,406        13,340
                         15,247        15,186
                         15,671        15,365
      10/31/98           15,370        15,124
                         18,496        17,674
                         19,028        18,499
                         19,051        18,469
      10/31/99           19,834        19,005
                         20,701        19,501
                         21,624        20,371
                         21,555        20,124
      10/31/00           21,419        20,161
                         20,027        19,324
                         18,457        17,728
                         17,942        17,240
      10/31/01           15,844        15,140



                        AETNA INDEX PLUS MID CAP FUND
                                    Growth of $10,000

                                   [CHART]

                       AETNA INDEX          S&P
                      PLUS MID CAP        MID CAP
                     FUND (CLASS I)      400 INDEX
    02/01/98           10,000             10,000
                       11,250             11,290
                       10,610             10,429
    10/31/98           10,359             10,109
                       11,873             11,433
                       12,336             12,016
                       12,858             12,444
    10/31/99           12,758             12,240
                       13,957             13,263
                       16,190             14,841
                       16,447             15,107
    10/31/00           17,278             16,113
                       17,262             16,393
                       16,756             15,887
                       16,989             15,950
    10/31/01           15,115             14,106

                        AETNA INDEX PLUS SMALL CAP FUND
                                      Growth of $10,000

                                    [CHART]


                   AETNA INDEX     S&P
                   PLUS SMALL     SMALLCAP
                    (CLASS I)    600 INDEX
  02/01/98           10,000       10,000
                     11,190       11,249
                      9,980        9,868
  10/31/98            8,871        8,844
                      9,775        9,814
                      9,634        9,642
                     10,346       10,347
  10/31/99            9,975        9,909
                     10,510       10,825
                     11,052       11,619
                     10,831       11,648
  10/31/00           11,704       12,412
                     12,036       13,025
                     11,664       12,559
                     12,076       13,046
  10/31/01           10,841       11,613

                          Average Annual Total Returns
                     for the period ended October 31, 2001*
----------------------------------------------------------------------------------
             Index Plus Large Cap    Index Plus Mid Cap    Index Plus Small Cap
            ----------------------------------------------------------------------
             1 Year     Inception    1 Year   Inception    1 Year     Inception
----------------------------------------------------------------------------------
Class I      -26.03%      9.86%     -12.52%     11.68%     -7.38%       2.19%
----------------------------------------------------------------------------------
Class A:
   POP (1)   -28.42%      8.81%     -15.43%     10.48%     -10.44%      1.09%
   NAV (2)   -26.19%      9.49%     -12.79%     11.38%     -7.67%       1.92%
----------------------------------------------------------------------------------
Class B:
  w/CDSC (3) -30.43%      8.48%     -17.11%     9.93%      -12.94%      0.33%
  NAV        -26.76%      8.78%     -13.39%     10.54%     -8.36%       1.12%
----------------------------------------------------------------------------------
Class C:
  w/CDSC (4) -27.10%      9.05%     -13.75%     10.82%     -8.78%       1.41%
  NAV        -26.55%      9.05%     -13.19%     10.82%     -8.09%       1.41%
----------------------------------------------------------------------------------
Class O:
   NAV (5)   -26.16%      9.63%     -12.76%     11.39%     -7.63%       1.92%
----------------------------------------------------------------------------------

* Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. For periods prior to the inception of Class A, the performance is calculated by using the performance of Class I since its inception date (12/10/96 for Index Plus Large Cap), and for periods prior to the inception of Class B, Class C and Class O the performance of each class is calculated by using the performance of Class I since its inception date (02/03/98 for Index Plus Mid Cap and Index Plus Small Cap), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B, Class C and Class O shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA INDEX PLUS FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

The performance listed below for the Aetna Index Plus Funds (Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) and their respective benchmarks is for the year ended October 31, 2001:

2 See Definition of Terms.

                       FUND RETURN
                        CLASS I AT                                BENCHMARK INDEX
INDEX PLUS FUNDS           NAV       BENCHMARK INDEX                   RETURN
Index Plus Large Cap     -26.03%     S&P 500 Index (a)                -24.90%
Index Plus Mid Cap       -12.52%     S&P MidCap 400 Index (b)         -12.45%
Index Plus Small Cap      -7.38%     S&P SmallCap 600 Index (c)        -6.43%

WHAT ECONOMIC AND FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

Index Plus Large Cap Fund:
The Standard and Poor's (S&P) 500 Index decline over the last twelve months has been driven by a significant slowing in the U.S. economy, changes in the outlook for technology growth, and, most recently, the economic implications of the terrorist attacks on September 11th. While the Federal Reserve (the "Fed") has been extraordinarily accommodative, to date lower interest rates have not been sufficient to offset the declines in capital spending and overall consumption. For the period as a whole, the best performing sectors were the Basic Materials and Consumer Cyclicals sectors. The poorest performing sectors were the Technology and Communication Services sectors.

The Fund underperformed the S&P 500 Index during the period. The Fund's underperformance occurred primarily in January and April of this year when the Fed's surprise rate cut caused investors to favor stocks with poor earnings momentum, negative price momentum, negative outlooks by equity analysts and inconsistent earnings growth. Consequently the quantitative model used to manage the Fund -- which underweights stocks with negative earnings growth, inconsistent earnings, negative analyst outlooks, and poor price momentum -- did not perform well in those periods.

Index Plus Mid Cap Fund:
The S&P MidCap 400 Index decline over the last twelve months has been driven by a significant slowing in the U.S. economy, changes in the outlook for technology growth, and, most recently, the economic implications of the terrorist attacks on September 11th. While the Fed has been extraordinarily accommodative, to date lower interest rates have not been sufficient to offset the declines in capital spending and overall consumption. For the period as a whole, the best performing sectors were the Basic Materials and Consumer Staples sectors. The poorest performing sectors were the Technology and Communication Services sectors.

Index Plus Small Cap Fund:
The S&P SmallCap 600 Index decline over the last twelve months has been driven by a significant slowing in the U.S. economy, changes in the outlook for technology growth, and the economic implications of the terrorist attacks on September 11th. While the Fed has been extraordinarily accommodative, lower interest rates have not been sufficient to offset the declines in capital spending and overall consumption to date. For the period as a whole, the best performing sectors were the Financials and Consumer Staples sectors. The poorest performing sectors were the Technology and Capital Goods sectors.

The Index Plus Small Cap Fund underperformed the S&P SmallCap 600 Index during the period. The Fund's underperformance occurred primarily in January and April of this year when the Fed's surprise rate cut caused investors to favor stocks with poor earnings momentum, negative price momentum, and negative outlooks by equity analysts. Consequently, the quantitative model used to manage the Fund--which underweights stocks with negative earnings growth, negative analyst outlooks, and poor price momentum--did not perform well in those periods.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST TWELVE MONTHS?

Index Plus Large Cap Fund:
Underperformance during the period was primarily due to ineffective sector selection by the quantitative model we use to

                                                      See Definition of Terms. 3
manage the Fund. This was specifically due to our underweight in Consumer Cyclicals and Basic Materials and our overweight in Consumer Staples, which performed poorly.

Poor sector selection by our quantitative model was partially offset by our model's effective security selection, particularly within the Consumer Staples and Communication Services sectors. Within the Consumer Staples sector, the Fund benefited from its overweight in Philip Morris. Within communication services, the Fund benefited from its underweight in Qwest and Nextel.

Our quantitative research, which focuses on growth reliability, earnings momentum, analyst estimate revisions, price/cash flow and price momentum, has seen the Fund decrease its weighting in Technology and increase its weightings in Financials and Communication Services over the last year. Currently our largest overweight is in the Financials Sector; our largest underweight is in the Technology sector.

Index Plus Mid Cap Fund:
The Fund performed in line with the S&P MidCap 400 Index during the period. With respect to sector weightings, the Fund's underweight of the Consumer Cyclicals sector and the timing of its allocation to Technology sector hurt performance during the quarter. This was partially offset by the positive impact of the Fund's underweight in the Communication Services sector during the period.

With respect to individual security selection by the quantitative model we use to run this Fund, performance was adversely impacted by poor security selection within the Technology and Financial sectors. Within Technology, the Fund was hurt by its overweight in Waters Corporation and Rational Software; within Financials, an overweight of AmeriCredit hurt performance. Positive security selection occurred within the Healthcare sector from the Fund's underweight of IDEC Pharmaceutical and its overweight of Protein Design Lab. Security selection was also positive in the Energy sector due to an underweight in Grant Prideco and an overweight in Ultramar Diamond Shamrock.

Our quantitative research, which focuses on analyst estimate revisions, price/forward earnings and price momentum, has seen the Fund decrease its weighting in the Energy, Healthcare and Technology sectors, and increase its weightings in Consumer Cyclicals, Financials and Utilities over the last year. Currently, our largest overweight is in the Utilities sector; our largest underweight is in the Technology sector.

Index Plus Small Cap Fund:
Underperformance during the period was primarily due to ineffective security selection by the quantitative model we use to manage the Fund. Adverse individual security selection occurred primarily with the Technology and Financial sectors. Within the Technology sector, the Fund's positioning in Read Rite, Alpha Industries Inc. and Keithley Instruments Inc. negatively impacted performance. Within Financials, the Fund was hurt by its overweight in Fidelity National Financial Inc. and underweight in Fremont General Corp. Poor security selection by our quantitative model was partially offset by our model's effective sector selection, particularly within the Technology sector.

Our quantitative research, which focuses on earnings momentum, analyst estimate revisions, price/cash flow, capital expenditures, share buyback, and price momentum, has seen the Fund decrease its weighting in Technology and Energy and increase its weightings in Healthcare and Consumer Cyclicals over the last year. Currently, our largest overweight is in the Healthcare sector; our largest underweight is in the Energy sector.

WHAT IS YOUR OUTLOOK GOING FORWARD?

It now appears almost certain that the U.S. economy will experience a recession over the next few quarters. Recent recessions in the U.S. have lasted between six to eighteen months. U.S. equity markets have historically rebounded well before recessions end. The positive response of stocks is attributable to declines in elevated levels of concerns regarding the economy as well as to the delayed effects of stimulative fiscal and monetary policies designed to counter economic weakness. The recent actions of the Fed and the Federal government are consistent with these historical patterns and argue for positive equity returns in the near future.


4 See Definition of Terms.

INDEX PLUS LARGE CAP:

                                % OF EQUITY    % OF       OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500      WEIGHTING

Basic Materials                     2.5%        2.7%         (0.2)%
Capital Goods                       8.3%        8.8%         (0.5)%
Communication Services              4.4%        5.6%         (1.2)%
Consumer Cyclicals                  8.4%        9.0%         (0.6)%
Consumer Staples                   12.1%       13.0%         (0.9)%
Energy                              8.1%        6.4%          1.7 %
Financials                         19.4%       17.8%          1.6 %
Health Care                        16.5%       14.3%          2.2 %
Technology                         14.7%       18.4%         (3.7)%
Transportation                      0.7%        0.7%           --
Utilities                           4.9%        3.3%          1.6 %

                                 % OF NET
TOP FIVE EQUITY HOLDINGS          ASSETS

Pfizer, Inc.                        4.0%
General Electric Co.                3.7%
Exxon Mobil Corp.                   2.8%
Johnson & Johnson                   2.6%
Citigroup Inc.                      2.4%

INDEX PLUS MID CAP:

                                % OF EQUITY    % OF S&P    OVER/(UNDER)
SECTOR                          INVESTMENTS   MIDCAP 400   WEIGHTING

Basic Materials                     3.4%        4.3%         (0.9)%
Capital Goods                       6.2%        7.2%         (1.0)%
Communication Services              0.9%        1.1%         (0.2)%
Consumer Cyclicals                 13.5%       13.2%          0.3 %
Consumer Staples                    8.2%        7.4%          0.8 %
Energy                              4.0%        5.7%         (1.7)%
Financials                         23.6%       18.6%          5.0 %
Health Care                        12.2%       13.6%         (1.4)%
Technology                         15.4%       19.7%         (4.3)%
Transportation                      1.5%        1.7%         (0.2)%
Utilities                          11.1%        7.5%          3.6 %

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS

Genzyme Corp.                       1.3%
Marshall & Ilsley Corp.             1.2%
Symantec Corp.                      1.1%
North Fork Bancorp, Inc.            0.9%
First Tennessee National Corp.      0.9%


                                                      See Definition of Terms. 5

INDEX PLUS SMALL CAP:

                                % OF EQUITY    % OF S&P   OVER/(UNDER)
SECTOR                          INVESTMENTS  SMALLCAP 600   WEIGHTING

Basic Materials                     4.0%        4.3%         (0.3)%
Capital Goods                      11.4%       13.0%         (1.6)%
Communication Services              0.6%        0.5%          0.1 %
Consumer Cyclicals                 20.4%       20.1%          0.3 %
Consumer Staples                   11.0%        9.9%          1.1 %
Energy                              4.3%        5.3%         (1.0)%
Financials                         12.8%       11.0%          1.8 %
Health Care                        15.1%       13.2%          1.9 %
Technology                         12.7%       15.3%         (2.6)%
Transportation                      2.5%        3.0%         (0.5)%
Utilities                           5.2%        4.4%          0.8 %

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS

Universal Health Services, Inc.     1.2%
Smithfields Foods, Inc.             1.2%
AdvancePCS                          1.0%
Cephalon, Inc.                      1.0%
Alliant Techsystems Inc.            1.0%

The opinions expressed reflect those of the portfolio manager only through October 31, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Funds are subject to change.

6 See Definition of Terms.

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Index Plus Funds is 3.00%. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 0.75%.

(5) The Funds began offering Class O shares on August 1, 2001. For periods prior to that date, Class O performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to Class O shares.

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(c) The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $872 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The unmanaged indices described above are not available for individual direct investment.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ----------        ------------
COMMON STOCKS (99.0%)
AEROSPACE/DEFENSE (0.9%)
B. F. Goodrich Co. .....................      12,200        $    260,470
Boeing Co. .............................      32,150           1,048,090
General Dynamics Corp. .................       7,900             644,640
Lockheed Martin Corp. ..................      15,950             777,881
Northrop Grumman Corp. .................       3,100             309,845
Rockwell Collins, Inc. .................       7,450             100,575
                                                            ------------
                                                               3,141,501
                                                            ------------
AGRICULTURE (0.1%)
Archer-Daniels-Midland Co. .............      25,945             361,414
                                                            ------------
AIR FREIGHT (0.1%)
FedEx Corp. + ..........................      10,160             417,373
                                                            ------------
AIRLINES (0.1%)
Delta Air Lines, Inc. ..................       5,900             134,874
Southwest Airlines Co. .................      26,300             418,170
                                                            ------------
                                                                 553,044
                                                            ------------
ALUMINUM (0.4%)
Alcan Aluminum Ltd. ....................      13,000             397,150
Alcoa Inc. .............................      32,900           1,061,683
                                                            ------------
                                                               1,458,833
                                                            ------------
AUTO PARTS & EQUIPMENT (0.3%)
Cooper Tire & Rubber Co. ...............       9,700             128,137
Dana Corp. .............................       5,300              56,975
Delphi Automotive Systems Corp. ........      20,500             238,005
Genuine Parts Co. ......................       5,100             165,750
Goodyear Tire & Rubber Co. (The) .......       6,000             111,780
Snap-On, Inc. ..........................       1,300              34,788
TRW, Inc. ..............................      10,000             337,900
Visteon Corp. ..........................      18,455             219,615
                                                            ------------
                                                               1,292,950
                                                            ------------
AUTOMOBILES (0.5%)
Ford Motor Co. .........................      71,100           1,141,155
General Motors Corp. ...................      19,200             793,344
                                                            ------------
                                                               1,934,499
                                                            ------------
BANKS - MAJOR REGIONAL (3.9%)
AmSouth Bancorporation .................      13,500             233,415
Bank of New York Co., Inc. .............      27,000             918,270
Bank One Corp. .........................      45,900           1,523,421
BB&T Corp. .............................      14,400             462,240
Comerica, Inc. .........................       6,900             318,021
Fifth Third Bancorp ....................      20,400           1,150,968
Fleet Boston Financial Corp. ...........      39,690           1,304,214
Huntington Bancshares Inc. .............       8,000             123,440
KeyCorp ................................      15,200             323,152
Mellon Financial Corp. .................      18,300             614,880
National City Corp. ....................      22,150             584,760
Northern Trust Corp. ...................       9,000             454,410
PNC Financial Services Group ...........      10,600             581,940
Regions Financial Corp. ................       8,000             215,280
SouthTrust Corp. .......................      17,750             402,215
Suntrust Banks, Inc. ...................      11,500             688,390
Synovus Financial Corp. ................      10,200             234,804
U.S. Bancorp ...........................      68,081           1,210,480
Union Planters Corp. ...................       8,000             324,000
Wells Fargo & Co. ......................      63,900           2,524,050
Zions Bancorporation ...................       3,600             172,512
                                                            ------------
                                                              14,364,862
                                                            ------------
BANKS - MONEY CENTER (1.4%)
Bank of America Corp. ..................      61,750           3,642,632
Wachovia Corp. .........................      52,650           1,505,790
                                                            ------------
                                                               5,148,422
                                                            ------------
BEVERAGES - ALCOHOLIC (0.4%)
Anheuser-Busch Co.'s, Inc. .............      32,100           1,337,286
Brown-Forman Corp. .....................       1,100              65,384
Coors (Adolph) Co. .....................       1,600              79,600
                                                            ------------
                                                               1,482,270
                                                            ------------
BEVERAGES - NON-ALCOHOLIC (2.3%)
Coca-Cola Co. ..........................      95,400           4,567,752
Coca-Cola Enterprises Inc. .............      15,900             291,765
Pepsi Bottling Group, Inc. .............       5,200             241,696
PepsiCo, Inc. ..........................      67,300           3,278,183
                                                            ------------
                                                               8,379,396
                                                            ------------
BIOTECHNOLOGY (1.0%)
Amgen, Inc. + ..........................      37,750           2,144,955
Biogen, Inc. + .........................       5,300             291,500
Chiron Corp. + .........................       6,400             344,448
Immunex Corp. + ........................      19,450             464,660
MedImmune, Inc. + ......................      10,100             396,324
                                                            ------------
                                                               3,641,887
                                                            ------------
BROADCASTING - TV, RADIO & CABLE (0.4%)
Comcast Corp. - Class A Special + ......      36,050           1,292,032
Univision Communications, Inc. + .......       8,500             212,500
                                                            ------------
                                                               1,504,532
                                                            ------------
BUILDING MATERIALS GROUP (0.1%)
Masco Corp. ............................      17,100             339,093
                                                            ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.4%)
AT&T Wireless Services Inc. + ..........      99,295           1,433,820
                                                            ------------
CHEMICALS (0.7%)
Air Products and Chemicals, Inc. .......       9,200             368,368
Du Pont (E.I.) de Nemours & Co. ........      39,700           1,587,603
Eastman Chemical Co. ...................       4,200             144,102
Praxair, Inc. ..........................       6,900             325,542
Rohm & Haas Co. ........................       8,700             282,489
                                                            ------------
                                                               2,708,104
                                                            ------------
CHEMICALS - DIVERSIFIED (0.1%)
Engelhard Corp. ........................       5,500             143,990
PPG Industries Inc. ....................       7,600             371,108
                                                            ------------
                                                                 515,098
                                                            ------------

8 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES              VALUE
                                          ----------        ------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ...........................       5,200        $    182,936
International Flavors & Fragrances, Inc.       2,300              65,573
                                                            ------------
                                                                 248,509
                                                            ------------
COMMUNICATIONS EQUIPMENT (0.8%)
Andrew Corp. + .........................       2,600              47,242
Comverse Technology, Inc. + ............      11,900             223,839
Corning, Inc. ..........................      35,200             283,712
JDS Uniphase Corp. + ...................      48,900             390,711
Lucent Technologies, Inc. ..............     109,650             734,655
Qualcomm Inc. + ........................      28,200           1,385,184
                                                            ------------
                                                               3,065,343
                                                            ------------
COMPUTERS - HARDWARE (3.9%)
Apple Computer, Inc. + .................      10,100             177,356
Compaq Computer Corp. ..................      65,150             570,063
Dell Computer Corp. + ..................     181,550           4,353,569
Hewlett-Packard Co. ....................      53,850             906,296
International Business Machines Corp. ..      66,450           7,181,251
NCR Corp. + ............................       3,400             120,530
Sun Microsystems, Inc. + ...............      99,550           1,010,432
                                                            ------------
                                                              14,319,497
                                                            ------------
COMPUTERS - NETWORKING (1.4%)
Cisco Systems, Inc. + ..................     283,050           4,789,206
Network Appliance, Inc. + ..............      19,900             264,670
                                                            ------------
                                                               5,053,876
                                                            ------------
COMPUTERS - PERIPHERALS (0.1%)
Lexmark International Group, Inc. + ....       5,000             223,750
                                                            ------------
COMPUTERS SOFTWARE/SERVICES (4.2%)
Adobe Systems, Inc. ....................       8,700             229,680
Autodesk, Inc. .........................       1,700              56,474
BMC Software, Inc. + ...................      17,000             256,190
Citrix Systems, Inc. + .................       6,500             152,100
Computer Associates International, Inc.       41,750           1,290,910
Compuware Corp. + ......................      30,500             313,540
Intuit Inc. + ..........................       7,100             285,562
Mercury Interactive Corp. + ............       3,900              92,898
Microsoft Corp. + ......................     147,500           8,577,125
Oracle Corp. + .........................     212,600           2,882,856
PeopleSoft, Inc. + .....................      10,400             309,608
Unisys Corp. + .........................      30,650             273,704
VERITAS Software Corp. + ...............      15,300             434,214
Yahoo! Inc. + ..........................      13,500             146,880
                                                            ------------
                                                              15,301,741
                                                            ------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................       3,500             145,495
                                                            ------------
CONSUMER FINANCE (0.7%)
Capital One Financial Corp. ............      12,900             532,899
Countrywide Credit Industries, Inc. ....       6,500             259,545
Household International, Inc. ..........      17,850             933,555
MBNA Corp. .............................      32,500             897,325
Providian Financial Corp. ..............      22,950              89,275
                                                            ------------
                                                               2,712,599
                                                            ------------
CONTAINERS - METAL & GLASS (0.1%)
Ball Corp. .............................       4,000             246,160
                                                            ------------
CONTAINERS/PACKAGING - PAPER (0.1%)
Bemis Co., Inc. ........................       1,500              64,905
Pactiv Corp. + .........................      20,650             334,530
Temple-Inland Inc. .....................       2,500             124,975
                                                            ------------
                                                                 524,410
                                                            ------------
DISTRIBUTORS - FOOD & HEALTH (0.7%)
Cardinal Health, Inc. ..................      15,900           1,067,049
McKesson HBOC, Inc. ....................       9,500             351,405
Supervalu, Inc. ........................      12,450             265,683
Sysco Corp. ............................      31,900             769,109
                                                            ------------
                                                               2,453,246
                                                            ------------
ELECTRIC COMPANIES (3.8%)
Allegheny Energy, Inc. .................       6,800             248,540
Ameren Corp. ...........................      10,500             421,050
American Electric Power Co., Inc. ......      12,100             506,990
Cinergy Corp. ..........................      11,000             331,980
CMS Energy Corp. .......................       9,400             202,194
Consolidated Edison, Inc. ..............      14,450             570,631
Constellation Energy Group .............       9,200             205,804
Dominion Resources, Inc. ...............       9,500             580,640
DTE Energy Co. .........................      11,200             466,928
Duke Energy Corp. ......................      54,650           2,099,106
Edison International Inc. + ............      11,850             168,389
Entergy Corp. ..........................      16,650             646,852
Exelon Corp. ...........................      12,350             519,565
FirstEnergy Corp. ......................      17,150             590,989
FPL Group, Inc. ........................      12,400             658,440
GPU, Inc. ..............................       8,400             333,060
Mirant Corp. + .........................      12,450             323,700
Niagara Mohawk Holdings Inc. + .........       5,200              93,184
PG&E Corp. .............................      15,400             278,124
Pinnacle West Capital Corp. ............       5,900             248,685
PPL Corp. ..............................       9,000             307,350
Progress Energy, Inc. ..................      16,700             704,239
Public Service Enterprise Group, Inc. ..      11,100             436,896
Reliant Energy Inc. ....................      20,400             570,180
Southern Co. ...........................      40,150             959,585
TECO Energy, Inc. ......................       8,500             218,875
TXU Corp. ..............................      10,000             458,400
Xcel Energy, Inc. ......................      24,205             684,517
                                                            ------------
                                                              13,834,893
                                                            ------------
ELECTRICAL EQUIPMENT (4.1%)
Cooper Industries, Inc. ................       3,250             125,775
Emerson Electric Co. ...................      15,900             779,418
General Electric Co. ...................     374,650          13,641,006
Molex, Inc. ............................       6,500             188,045

                                        See Notes to Portfolio of Investments. 9

Index Plus Funds
Portfolio of Investments - October 31, 2001
Index Plus Large Cap (continued)
--------------------------------------------------------------------------------


                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ----------        ------------
ELECTRICAL EQUIPMENT (CONTINUED)
Rockwell International Corp. ...........       5,600        $     77,168
Sanmina Corp. + ........................      12,850             194,549
                                                            ------------
                                                              15,005,961
                                                            ------------
ELECTRONICS - COMPONENT DIST. (0.0%)
Grainger (W.W.), Inc. ..................       2,000              86,600
                                                            ------------
ELECTRONICS - DEFENSE (0.1%)
Raytheon Co. ...........................      13,650             440,213
                                                            ------------
ELECTRONICS - INSTRUMENTS (0.3%)
Agilent Technologies, Inc. + ...........      32,850             731,570
PerkinElmer, Inc. ......................       5,000             134,550
Tektronix, Inc. + ......................       4,700              92,590
                                                            ------------
                                                                 958,710
                                                            ------------
ELECTRONICS - SEMICONDUCTORS (1.9%)
Altera Corp. + .........................       9,100             183,820
Analog Devices, Inc. + .................      13,400             509,200
Broadcom Corp. - Class A + .............       9,550             328,616
Intel Corp. ............................     183,750           4,487,175
Linear Technology Corp. ................      10,150             393,820
LSI Logic Corp. + ......................       8,400             142,380
Maxim Integrated Products, Inc. + ......      12,450             569,587
National Semiconductor Corp. + .........       3,900             101,322
PMC Sierra Inc. + ......................      10,300             167,169
Xilinx, Inc. + .........................       8,400             255,528
                                                            ------------
                                                               7,138,617
                                                            ------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ............................       2,000              74,440
                                                            ------------
ENTERTAINMENT (2.5%)
AOL Time Warner Inc. + .................     166,700           5,202,707
Viacom, Inc. - Class B + ...............      67,800           2,475,378
Walt Disney Co. (The) ..................      79,250           1,473,257
                                                            ------------
                                                               9,151,342
                                                            ------------
EQUIPMENT - SEMICONDUCTORS (0.3%)
Applied Materials, Inc. + ..............      24,950             851,045
KLA-Tencor Corp. + .....................       5,400             220,644
Novellus Systems, Inc. + ...............       3,100             102,393
                                                            ------------
                                                               1,174,082
                                                            ------------
FINANCIAL - DIVERSIFIED (6.5%)
Ambac Financial Group, Inc. ............       7,400             355,200
American Express Co. ...................      51,200           1,506,816
Citigroup Inc. .........................     192,700           8,771,704
Fannie Mae .............................      70,200           5,683,392
Freddie Mac ............................      48,050           3,258,751
J.P. Morgan Chase & Co. ................      76,000           2,687,360
Moody's Corp. ..........................      10,400             361,088
State Street Corp. .....................      13,400             610,236
USA Education Inc. .....................       9,300             758,508
                                                            ------------
                                                              23,993,055
                                                            ------------
FOODS (1.6%)
Campbell Soup Co. ......................      23,200             655,168
ConAgra Foods, Inc. ....................      20,100             460,290
General Mills, Inc. ....................      11,000             505,120
Heinz (H.J.) Co. .......................      11,600             492,304
Hershey Foods Corp. ....................       3,800             242,174
Kellogg Co. ............................      24,000             732,000
Ralston Purina Group ...................      12,800             419,712
Sara Lee Corp. .........................      45,050           1,004,164
Unilever NV ............................      22,100           1,148,758
Wrigley (Wm.) Jr. Co. ..................       6,400             320,320
                                                            ------------
                                                               5,980,010
                                                            ------------
FOOTWEAR (0.2%)
NIKE, Inc. - Class B ...................      10,300             508,408
Reebok International Ltd. + ............       3,200              66,432
                                                            ------------
                                                                 574,840
                                                            ------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........       6,600             192,258
                                                            ------------
GOLD/PRECIOUS METALS MINING (0.2%)
Barrick Gold Corp. .....................      16,400             255,676
Homestake Mining Co. ...................      11,600              95,120
Placer Dome, Inc. ......................      19,500             222,495
                                                            ------------
                                                                 573,291
                                                            ------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...................       2,300              76,107
Stanley Works (The) ....................       2,900             111,128
                                                            ------------
                                                                 187,235
                                                            ------------
HEALTH CARE - DIVERSIFIED (4.6%)
Abbott Laboratories ....................      60,200           3,189,396
Bristol-Myers Squibb Co. ...............      71,850           3,840,383
Johnson & Johnson ......................     167,510           9,700,504
                                                            ------------
                                                              16,730,283
                                                            ------------
HEALTH CARE - DRUGS (0.1%)
King Pharmaceuticals, Inc. + ...........       7,866             306,695
                                                            ------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (7.6%)
Allergan, Inc. .........................       5,800             416,382
Eli Lilly & Co. ........................      42,600           3,258,900
Forest Laboratories, Inc. - Class A + ..       7,000             520,660
Merck & Co., Inc. ......................      87,050           5,554,660
Pfizer, Inc. ...........................     349,800          14,656,620
Pharmacia Corp. ........................      47,400           1,920,648
Schering-Plough Corp. ..................      39,800           1,479,764
                                                            ------------
                                                              27,807,634
                                                            ------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.5%)
HCA Inc. ...............................      19,100             757,506
Tenet Healthcare Corp. + ...............      19,400           1,115,888
                                                            ------------
                                                               1,873,394
                                                            ------------
HEALTH CARE - LONG TERM CARE (0.1%)
Manor Care, Inc. + .....................      12,200             284,992
                                                            ------------
HEALTH CARE - MANAGED CARE (0.7%)
CIGNA Corp. ............................       5,950             433,755
Humana, Inc. + .........................       9,600             110,880
UnitedHealth Group Inc. ................      21,850           1,436,638

10 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES              VALUE
                                          ----------        ------------
HEALTH CARE - MANAGED CARE (CONTINUED)
Wellpoint Health Networks, Inc. + ......       4,400        $    490,996
                                                            ------------
                                                               2,472,269
                                                            ------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (1.6%)
AmerisourceBergen Corp. + ..............       4,200             266,952
Bard (C.R.) Inc. .......................       1,400              76,860
Bausch & Lomb, Inc. ....................       3,700             120,472
Baxter International, Inc. .............      22,000           1,064,140
Becton, Dickinson & Co. ................       8,700             311,460
Biomet, Inc. ...........................      15,450             471,225
Boston Scientific Corp. + ..............      13,000             295,620
Guidant Corp. + ........................      10,400             431,704
Medtronic, Inc. ........................      47,000           1,894,100
St. Jude Medical, Inc. + ...............       5,200             369,200
Stryker Corp. ..........................       8,700             489,288
Zimmer Holdings, Inc. + ................       7,190             222,243
                                                            ------------
                                                               6,013,264
                                                            ------------
HEALTH CARE - SPECIAL SERVICES (0.1%)
Healthsouth Corp. + ....................      25,150             327,453
                                                            ------------
HOMEBUILDING (0.1%)
Centex Corp. ...........................       2,900             110,954
KB Home ................................       2,050              60,578
Pulte Homes, Inc. ......................       1,500              48,750
                                                            ------------
                                                                 220,282
                                                            ------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..................       7,100             153,857
Maytag Corp. ...........................       2,300              64,124
Whirlpool Corp. ........................       3,500             206,570
                                                            ------------
                                                                 424,551
                                                            ------------
HOUSEHOLD PRODUCTS - NON-DURABLE (1.6%)
Clorox Co. .............................       9,250             330,225
Colgate-Palmolive Co. ..................      20,400           1,173,408
Kimberly-Clark Corp. ...................      14,800             821,548
Procter & Gamble Co. ...................      47,950           3,537,751
                                                            ------------
                                                               5,862,932
                                                            ------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...................       4,100             151,085
Newell Rubbermaid Inc. .................      10,300             284,692
Tupperware Corp. .......................       1,300              26,507
                                                            ------------
                                                                 462,284
                                                            ------------
INSURANCE - LIFE/HEALTH (0.9%)
AFLAC, Inc. ............................      38,300             936,818
Jefferson-Pilot Corp. ..................       5,700             235,695
John Hancock Financial Services, Inc. ..      11,350             386,808
Lincoln National Corp. .................       7,100             300,685
MetLife, Inc. ..........................      28,300             761,270
Torchmark Corp. ........................       4,500             166,635
UnumProvident Corp. ....................      15,300             343,179
                                                            ------------
                                                               3,131,090
                                                            ------------
INSURANCE - MULTI-LINE (2.4%)
American International Group, Inc. .....     100,898           7,930,583
Hartford Financial Services
  Group, Inc. ..........................       9,250             499,500
Loews Corp. ............................       7,700             391,160
                                                            ------------
                                                               8,821,243
                                                            ------------
INSURANCE - PROPERTY/CASUALTY (1.1%)
Allstate Corp. (The) ...................      28,600             897,468
Chubb Corp. ............................       6,400             437,120
Cincinnati Financial Corp. .............       7,700             286,440
MBIA, Inc. .............................       9,450             435,267
MGIC Investment Corp. ..................       4,050             209,547
Progressive Corp. ......................       5,800             804,518
SAFECO Corp. ...........................       4,300             132,612
St. Paul Co., Inc. .....................       8,100             371,790
XL Capital Ltd. ........................       4,800             416,928
                                                            ------------
                                                               3,991,690
                                                            ------------
INSURANCE BROKERS (0.3%)
Aon Corp. ..............................       8,800             334,752
Marsh & McLennan Co., Inc. .............       8,500             822,375
                                                            ------------
                                                               1,157,127
                                                            ------------
INVESTMENT BANKING/BROKERAGE (0.7%)
Bear Stearns Co., Inc. (The) ...........       5,750             310,500
Merrill Lynch & Co., Inc. ..............      49,000           2,141,790
                                                            ------------
                                                               2,452,290
                                                            ------------
INVESTMENT MANAGEMENT (0.2%)
Franklin Resources, Inc. ...............       8,900             285,690
T. Rowe Price Group Inc. ...............       6,900             191,544
Stilwell Financial, Inc. ...............      17,950             360,975
                                                            ------------
                                                                 838,209
                                                            ------------
LEISURE TIME - PRODUCTS (0.2%)
Brunswick Corp. ........................       4,900              87,661
Harley-Davidson, Inc. ..................      11,500             520,490
Mattel, Inc. ...........................      15,150             286,790
                                                            ------------
                                                                 894,941
                                                            ------------
LODGING - HOTELS (0.4%)
Carnival Corp. .........................      33,650             732,897
Hilton Hotels Corp. ....................      10,900              93,304
Marriott International, Inc. ...........       8,500             266,305
Starwood Hotels & Resorts Worldwide,
 Inc....................................       9,700             213,788
                                                            ------------
                                                               1,306,294
                                                            ------------
MACHINERY - DIVERSIFIED (0.4%)
Caterpillar, Inc. ......................      13,100             585,832
Deere & Co. ............................       9,000             332,910
Dover Corp. ............................       4,900             161,455
Ingersoll-Rand Co. .....................       6,400             238,720
                                                            ------------
                                                               1,318,917
                                                            ------------
MANUFACTURING - DIVERSIFIED (2.4%)
Crane Co. ..............................       1,800              36,864
Danaher Corp. ..........................       5,200             289,848
Eaton Corp. ............................       4,600             301,024
Honeywell International Inc. ...........      29,000             856,950
Illinois Tool Works, Inc. ..............      11,400             652,080

                                       See Notes to Portfolio of Investments. 11

Index Plus Funds
Portfolio of Investments - October 31, 2001
Index Plus Large Cap (continued)
--------------------------------------------------------------------------------

                                           NUMBER OF            MARKET
                                            SHARES              VALUE
                                          ----------        ------------
MANUFACTURING - DIVERSIFIED (CONTINUED)
ITT Industries, Inc. ...................       5,000        $    240,450
Johnson Controls, Inc. .................       3,200             231,424
Minnesota Mining and Manufacturing Co.
 (3M)...................................      15,300           1,597,014
National Service Industries, Inc. ......         900              15,966
Parker-Hannifin Corp. ..................       4,100             147,190
Textron, Inc. ..........................       5,100             161,415
Thermo Electron Corp. + ................       6,000             126,840
Tyco International Ltd. ................      70,427           3,460,783
United Technologies Corp. ..............      14,600             786,794
                                                            ------------
                                                               8,904,642
                                                            ------------
MANUFACTURING - SPECIALIZED (0.1%)
Avery Dennison Corp. ...................       4,600             212,980
                                                            ------------
METALS MINING (0.1%)
Freeport-McMoRan Copper & Gold, Inc. + .      23,050             255,855
Inco Ltd. + ............................      15,400             210,056
                                                            ------------
                                                                 465,911
                                                            ------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.1%)
El Paso Corp. ..........................      19,000             932,140
Enron Corp. ............................      43,700             607,430
KeySpan Energy Corp. ...................       8,200             272,076
Kinder Morgan, Inc. ....................       6,300             312,669
NICOR, Inc. ............................       7,600             295,564
NiSource Inc. ..........................      18,050             428,688
Peoples Energy Corp. ...................       1,400              53,606
Sempra Energy ..........................      17,750             415,350
Williams Co.'s, Inc. (The) .............      19,250             555,747
                                                            ------------
                                                               3,873,270
                                                            ------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Pitney Bowes, Inc. .....................       8,800             322,608
                                                            ------------
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Baker Hughes Inc. ......................      11,500             412,045
Halliburton Co. ........................      15,400             380,226
Noble Drilling Corp. + .................       7,900             241,345
Rowan Co., Inc. + ......................       3,700              62,493
Transocean Sedco Forex Inc. ............      11,100             334,665
                                                            ------------
                                                               1,430,774
                                                            ------------
OIL & GAS - EXPLORATION/PRODUCTION (0.8%)
Anadarko Petroleum Corp. ...............      17,460             996,093
Apache Corp. ...........................       7,100             366,360
Burlington Resources, Inc. .............      16,400             610,900
Devon Energy Corp. .....................       4,600             176,180
EOG Resources, Inc. ....................       4,450             157,396
Kerr-McGee Corp. .......................       6,700             385,920
Unocal Corp. ...........................       8,900             286,580
                                                            ------------
                                                               2,979,429
                                                            ------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. .......................       4,900             197,274
Sunoco, Inc. ...........................       4,200             157,206
                                                            ------------
                                                                 354,480
                                                            ------------
OIL - DOMESTIC INTEGRATED (2.6%)
Amerada Hess Corp. .....................       6,100             358,375
ChevronTexaco Corp. ....................      68,143           6,034,063
Conoco Inc. ............................      35,850             921,345
Occidental Petroleum Corp. .............      14,550             368,406
Phillips Petroleum Co. .................      26,160           1,423,365
USX-Marathon Group .....................      21,400             590,426
                                                            ------------
                                                               9,695,980
                                                            ------------
OIL - INTERNATIONAL INTEGRATED (4.0%)
Exxon Mobil Corp. ......................     264,550          10,436,497
Royal Dutch Petroleum Co. ..............      83,100           4,197,381
                                                            ------------
                                                              14,633,878
                                                            ------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp. ....................       2,100              59,976
Georgia-Pacific Corp. ..................       8,200             227,632
International Paper Co. ................      18,050             646,190
Mead Corp. .............................       4,600             123,464
Westvaco Corp. .........................       4,500             110,475
Weyerhaeuser Co. .......................       9,600             479,136
Willamette Industries, Inc. ............       4,500             210,825
                                                            ------------
                                                               1,857,698
                                                            ------------
PERSONAL CARE (0.4%)
Alberto-Culver Co. - Class B ...........         200               8,450
Avon Products, Inc. ....................       8,600             402,738
Gillette Co. ...........................      38,300           1,190,747
                                                            ------------
                                                               1,601,935
                                                            ------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ......................      11,300             288,941
Xerox Corp. ............................      24,350             170,450
                                                            ------------
                                                                 459,391
                                                            ------------
PUBLISHING (0.1%)
McGraw-Hill Co., Inc. (The) ............       7,600             399,608
Meredith Corp. .........................         900              29,700
                                                            ------------
                                                                 429,308
                                                            ------------
PUBLISHING - NEWSPAPERS (0.4%)
Dow Jones & Co., Inc. ..................       2,400             108,000
Gannett Co., Inc. ......................       9,900             625,680
New York Times Co. .....................       6,200             255,750
Tribune Co. ............................      11,700             353,340
                                                            ------------
                                                               1,342,770
                                                            ------------
RAILROADS (0.4%)
Burlington Northern Santa Fe Corp. .....      14,200             381,554
CSX Corp. ..............................       7,900             266,230
Norfolk Southern Corp. .................      15,600             261,300
Union Pacific Corp. ....................       9,300             483,693
                                                            ------------
                                                               1,392,777
                                                            ------------
REIT DIVERSIFIED (0.1%)
Equity Office Properties Trust .........      16,150             460,275
                                                            ------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc. ...............       4,300             137,686
McDonald's Corp. .......................      49,400           1,287,858


12 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                          NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ----------        ------------
RESTAURANTS (CONTINUED)
Starbucks Corp. + ......................      18,000        $    308,160
Tricon Global Restaurants, Inc. + ......       5,200             263,068
Wendy's International, Inc. ............       4,400             115,720
                                                            ------------
                                                               2,112,492
                                                            ------------
RETAIL - BUILDING SUPPLIES (1.2%)
Home Depot, Inc. .......................      89,900           3,436,877
Lowe's Co., Inc. .......................      23,550             803,055
Sherwin-Williams Co. ...................       5,900             143,724
                                                            ------------
                                                               4,383,656
                                                            ------------
RETAIL - COMPUTERS & ELECTRONICS (0.2%)
Best Buy Co., Inc. + ...................       8,100             444,690
RadioShack Corp. .......................       7,350             183,677
                                                            ------------
                                                                 628,367
                                                            ------------
RETAIL - DEPARTMENT STORES (0.5%)
Dillards, Inc. .........................       3,100              40,145
Federated Department Stores, Inc. + ....       7,600             243,124
J.C. Penney Co., Inc. ..................      16,800             364,896
Kohl's Corp. + .........................      13,100             728,491
May Department Stores Co. ..............      10,700             336,515
                                                            ------------
                                                               1,713,171
                                                            ------------
RETAIL - GENERAL MERCHANDISE CHAINS (2.8%)
Costco Wholesale Corp. + ...............      10,050             380,192
Sears, Roebuck & Co. ...................      12,400             480,748
Target Corp. ...........................      27,750             864,412
Wal-Mart Stores, Inc. ..................     168,850           8,678,890
                                                            ------------
                                                              10,404,242
                                                            ------------
RETAIL - SPECIALITY (0.4%)
AutoZone, Inc. + .......................       7,400             433,122
Bed Bath & Beyond, Inc. + ..............      11,200             280,672
Office Depot, Inc. + ...................      26,100             354,960
Staples, Inc. + ........................      16,700             243,486
                                                            ------------
                                                               1,312,240
                                                            ------------
RETAIL SPECIALITY - APPAREL (0.2%)
Gap, Inc. (The) ........................      32,800             428,696
Limited, Inc. (The) ....................      14,700             163,905
TJX Companies, Inc. ....................       9,400             317,720
                                                            ------------
                                                                 910,321
                                                            ------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. ..............................      11,950             285,605
                                                            ------------
RETAIL STORES - FOOD CHAINS (0.5%)
Albertson's, Inc. ......................      15,350             489,819
Kroger Co. (The) + .....................      29,000             709,340
Safeway, Inc. + ........................      17,700             737,205
                                                            ------------
                                                               1,936,364
                                                            ------------
SAVINGS & LOAN COMPANIES (0.8%)
Charter One Financial, Inc. ............      12,190             332,177
Golden West Financial Corp. ............      11,200             544,320
Washington Mutual Financial Corp. ......      63,600           1,920,084
                                                            ------------
                                                               2,796,581
                                                            ------------
SERVICES - ADVERTISING/MARKETING (0.3%)
Interpublic Group of Co.'s, Inc. .......      14,800             332,260
Omnicom Group, Inc. ....................       6,100             468,358
TMP Worldwide Inc. + ...................       6,800             202,980
                                                            ------------
                                                               1,003,598
                                                            ------------
SERVICES - COMMERCIAL & CONSUMER (0.2%)
Cintas Corp. ...........................       5,300             214,226
Convergys Corp. + ......................       6,500             182,650
H&R Block, Inc. ........................       6,350             216,408
IMS Health, Inc. .......................      11,100             237,207
                                                            ------------
                                                                 850,491
                                                            ------------
SERVICES - COMPUTER SYSTEMS (0.4%)
Computer Sciences Corp. + ..............       6,200             222,642
Electronic Data Systems Corp. ..........      16,400           1,055,668
Sabre Holdings Corp. + .................       8,400             220,920
                                                            ------------
                                                               1,499,230
                                                            ------------
SERVICES - DATA PROCESSING (0.9%)
Automatic Data Processing, Inc. ........      22,900           1,183,014
Concord EFS, Inc. + ....................      15,800             432,446
Equifax, Inc. ..........................       5,000             111,800
First Data Corp. .......................      14,800           1,000,036
Fiserv, Inc. + .........................      11,400             423,966
Paychex, Inc. ..........................       9,950             318,997
                                                            ------------
                                                               3,470,259
                                                            ------------
SPECIALITY PRINTING (0.1%)
Deluxe Corp. ...........................       5,000             175,000
RR Donnelley & Sons Co. ................      10,900             277,950
                                                            ------------
                                                                 452,950
                                                            ------------
STEEL (0.1%)
Allegheny Technologies Inc. ............       3,400              50,320
Nucor Corp. ............................       3,900             161,070
                                                            ------------
                                                                 211,390
                                                            ------------
TELEPHONE (3.2%)
ALLTEL Corp. ...........................      20,800           1,188,512
BellSouth Corp. ........................      51,200           1,894,400
CenturyTel, Inc. .......................       4,200             132,720
SBC Communications, Inc. ...............      92,000           3,506,120
Verizon Communications .................     102,100           5,085,601
                                                            ------------
                                                              11,807,353
                                                            ------------
TELEPHONE LONG DISTANCE (0.7%)
AT&T Corp. .............................     125,500           1,913,875
Sprint Corp. ...........................      33,450             669,000
                                                            ------------
                                                               2,582,875
                                                            ------------
TEXTILES - APPAREL (0.1%)
Liz Claiborne, Inc. ....................       1,700              77,350
VF Corp. ...............................       3,650             121,253
                                                            ------------
                                                                 198,603
                                                            ------------
TOBACCO (1.2%)
Philip Morris Co. Inc. .................      84,100           3,935,880


                                       See Notes to Portfolio of Investments. 13

Index Plus Funds
Portfolio of Investments - October 31, 2001
Index Plus Large Cap (continued)
--------------------------------------------------------------------------------

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ----------        ------------
TOBACCO (CONTINUED)
UST, Inc. ..............................      13,900        $    467,179
                                                            ------------
                                                               4,403,059
                                                            ------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................       2,200              41,140
                                                            ------------
TRUCKS & PARTS (0.1%)
Navistar International Corp. + .........       2,900              87,000
PACCAR, Inc. ...........................       2,900             153,178
                                                            ------------
                                                                 240,178
                                                            ------------
WASTE MANAGEMENT (0.2%)
Allied Waste Industries, Inc. + ........       7,200              71,424
Waste Management, Inc. .................      23,600             578,200
                                                            ------------
                                                                 649,624
                                                            ------------
TOTAL COMMON STOCKS (COST $356,789,261)                      363,347,000
                                                            ------------
                                          PRINCIPAL
                                           AMOUNT
                                         -----------
SHORT-TERM INVESTMENTS (0.8%)
Federal Home Loan Bank, 2.46%, 11/01/01  $ 2,855,000           2,855,000
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS                                   2,855,000
 (COST $2,855,000)                                          ------------
TOTAL INVESTMENTS (COST $359,644,261)(a)                     366,202,000
OTHER ASSETS LESS LIABILITIES                                    710,853
                                                            ------------
TOTAL NET ASSETS                                            $366,912,853
                                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to $390,863,677. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains ...................................        $ 14,143,521

Unrealized losses ..................................         (38,805,198)
                                                            ------------

 Net unrealized loss ...............................        $(24,661,677)
                                                            ============

+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

14 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
INDEX PLUS MID CAP
--------------------------------------------------------------------------------

                                             NUMBER OF         MARKET
                                              SHARES           VALUE
                                           ------------     ------------
COMMON STOCKS (94.5%)
AEROSPACE/DEFENSE (0.5%)
Newport News Shipbuilding, Inc. ..........      1,100       $     76,120
Precision Castparts Corp. ................      1,400             31,836
                                                            ------------
                                                                 107,956
                                                            ------------
AGRICULTURE (0.2%)
Universal Corp. ..........................      1,200             38,808
                                                            ------------
AIR FREIGHT (0.5%)
Airborne, Inc. ...........................      2,600             25,974
Atlas Air, Inc. + ........................        900             11,619
Expeditors International of Washington,
 Inc. ....................................      1,500             67,800
                                                            ------------
                                                                 105,393
                                                            ------------
AUTO PARTS & EQUIPMENT (1.2%)
ArvinMeritor, Inc. .......................      3,000             45,060
Bandag, Inc. .............................        800             20,960
Borg-Warner Automotive, Inc. .............        800             34,176
Gentex Corp. + ...........................      1,100             26,180
Lear Corp. + .............................      3,600            110,520
Modine Manufacturing Co. .................      1,000             20,750
Superior Industries International, Inc. ..        300              9,912
                                                            ------------
                                                                 267,558
                                                            ------------
BANKS - REGIONAL (9.2%)
Associated Banc-Corp. ....................      1,960             67,463
Banknorth Group, Inc. ....................      4,000             87,720
City National Corp. ......................      1,200             49,200
Colonial Bancgroup, Inc. .................      3,200             40,320
Compass Bancshares Inc. ..................      5,800            145,174
First Tennessee National Corp. ...........      5,700            196,935
First Virginia Banks, Inc. ...............      1,300             58,734
FirstMerit Corp. .........................      3,800             87,704
Greater Bay Bancorp ......................      1,100             25,069
Hibernia Corp. ...........................      4,400             66,880
Independence Community Bank Corp. ........      1,700             41,344
Investors Financial Services Corp. .......        800             42,320
M&T Bank Corp. ...........................      2,700            176,850
Marshall & Ilsley Corp. ..................      4,700            275,608
Mercantile Bankshares Corp. ..............      1,900             72,618
National Commerce Financial Corp. ........      5,700            129,675
North Fork Bancorp, Inc. .................      7,400            206,460
Pacific Century Financial Corp. ..........      1,900             44,270
Provident Financial Group, Inc. ..........      1,500             32,115
Silicon Valley Bancshares + ..............      1,400             32,816
TCF Financial Corp. ......................      2,200             92,400
Westamerica Bancorporation ...............      1,100             40,194
Wilmington Trust Corp. ...................        800             45,440
                                                            ------------
                                                               2,057,309
                                                            ------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
PepsiAmericas, Inc. ......................      4,100             53,464
                                                            ------------
BIOTECHNOLOGY (3.0%)
Genzyme Corp. + ..........................      5,600            302,120
IDEC Pharmaceuticals Corp. + .............      2,100            125,958
Incyte Genomics, Inc. + ..................        900             13,410
Millennium Pharmaceuticals, Inc. + .......      6,200            157,852
Protein Design Labs, Inc. + ..............      2,400             79,224
                                                            ------------
                                                                 678,564
                                                            ------------
BROADCASTING - TV, RADIO & CABLE (0.8%)
Emmis Communications Corp. - Class A + ...      1,300             17,615
Entercom Communications Corp. + ..........      1,100             37,070
Hispanic Broadcasting Corp. + ............      2,800             46,928
Westwood One, Inc. + .....................      3,100             73,749
                                                            ------------
                                                                 175,362
                                                            ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.2%)
Powerwave Technologies, Inc. + ...........        800             12,240
Price Communications Corp. + .............      1,600             29,040
                                                            ------------
                                                                  41,280
                                                            ------------
CHEMICALS (0.4%)
Airgas, Inc. + ...........................      3,700             49,765
Cabot Corp. ..............................        900             30,150
Solutia, Inc. ............................      1,300             15,600
                                                            ------------
                                                                  95,515
                                                            ------------
CHEMICALS - DIVERSIFIED (0.1%)
Olin Corp. ...............................      1,100             16,478
                                                            ------------
CHEMICALS - SPECIALITY (1.1%)
Albemarle Corp. ..........................      1,700             33,898
Crompton Corp. ...........................      2,600             18,850
Cytec Industries Inc. + ..................        900             21,537
Ferro Corp. ..............................        800             17,600
Fuller (H.B.) Co. ........................        400             20,572
Lubrizol Corp. (The) .....................        700             19,698
Minerals Technologies Inc. ...............        400             16,360
RPM, Inc. ................................      4,400             53,460
Schulman (A.), Inc. ......................        400              4,760
Valspar Corp. (The) ......................      1,200             40,284
                                                            ------------
                                                                 247,019
                                                            ------------
COAL (0.1%)
Arch Coal, Inc. ..........................      1,500             33,075
                                                            ------------
COMMUNICATIONS EQUIPMENT (1.4%)
ADTRAN, Inc. + ...........................      1,000             23,200
Advanced Fibre Communications, Inc. + ....      2,400             44,712
CommScope, Inc. + ........................      2,200             43,010
L-3 Communications Holdings, Inc. + ......      1,100             95,557
Plantronics, Inc. + ......................      1,200             24,936
Polycom, Inc. + ..........................      2,600             77,948
                                                            ------------
                                                                 309,363
                                                            ------------
COMPUTERS - NETWORKING (0.1%)
Avocent Corp. + ..........................      1,000             18,660
                                                            ------------
COMPUTERS - PERIPHERALS (0.4%)
Infocus Corp. + ..........................        500              9,680
Quantum Corporation - DLT & Storage
 Systems + ...............................      3,900             32,877
SanDisk Corp. + ..........................      1,000             10,940


                                        See Notes to Porfolio of Investments. 15

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS-OCTOBER 31, 2001
INDEX PLUS MID CAP (CONTINUED)
--------------------------------------------------------------------------
                                           NUMBER OF           MARKET
                                            SHARES              VALUE
                                          -----------        -----------
COMPUTERS - PERIPHERALS (CONTINUED)
Storage Technology Corp. + ..............       2,400        $    45,048
                                                             -----------
                                                                  98,545
                                                             -----------
COMPUTERS SOFTWARE/SERVICES (5.2%)
Advent Software, Inc. + .................       1,000             38,570
Affiliated Computer Services, Inc. + ....       1,700            149,685
Cadence Design Systems, Inc. + ..........       3,300             69,762
Electronic Arts, Inc. + .................       3,800            195,548
Henry (Jack) & Associates, Inc. .........       1,100             27,126
Legato Systems, Inc. + ..................       2,600             21,814
Macromedia, Inc. + ......................       2,700             40,392
Macrovision Corp. + .....................       1,400             34,454
Mentor Graphics Corp. + .................       1,800             34,128
Network Associates, Inc. + ..............       3,900             74,880
Rational Software Corp. + ...............       2,700             35,424
Retek Inc. + ............................       1,200             24,384
RSA Security Inc. + .....................       1,400             16,856
Sybase, Inc. + ..........................       2,900             39,440
Symantec Corp. + ........................       4,300            236,457
Synopsys, Inc. + ........................       1,800             84,600
Transaction Systems Architects, Inc. + ..         400              3,888
Wind River Systems + ....................       2,200             31,548
                                                             -----------
                                                               1,158,956
                                                             -----------
CONSUMER - JEWELRY/NOVELTIES (0.2%)
Blyth Industries, Inc. ..................       1,100             21,417
Lancaster Colony Corp. ..................       1,100             34,276
                                                             -----------
                                                                  55,693
                                                             -----------
CONSUMER FINANCE (0.5%)
Americredit Corp. + .....................       2,500             38,750
PMI Group, Inc. (The) ...................       1,200             66,540
                                                             -----------
                                                                 105,290
                                                             -----------
CONTAINERS/PACKAGING - PAPER (0.5%)
Packaging Corp. of America + ............       2,800             49,560
Sonoco Products Co. .....................       2,570             60,318
                                                             -----------
                                                                 109,878
                                                             -----------
DISTRIBUTORS - FOOD & HEALTH (0.3%)
Patterson Dental Co. + ..................       1,800             68,400
                                                             -----------
ELECTRIC COMPANIES (8.1%)
Allete Inc. .............................       3,500             77,000
Alliant Energy Corp. ....................       4,500            132,300
Black Hills Corp. .......................       1,450             39,817
Cleco Corp. .............................       1,600             32,176
Conectiv, Inc. ..........................       4,950            116,820
DPL Inc. ................................       3,700             85,100
DQE, Inc. ...............................       3,100             57,970
Energy East Corp. .......................       6,200            116,684
Great Plains Energy Inc. ................       2,700             64,422
Hawaiian Electric Industries, Inc. ......         900             33,498
IDACORP, Inc. ...........................       1,600             60,800
Montana Power Co. (The) + ...............       5,100             30,396
Northeast Utilities Corp. ...............       4,100             72,365
NSTAR ...................................       2,300             94,576
OGE Energy Corp. ........................       2,300             49,818
Potomac Electric Power Co. ..............       5,800            124,178
Public Service Co. of New Mexico ........       2,200             53,900
Puget Energy, Inc. ......................       2,500             47,675
SCANA Corp. .............................       5,900            151,925
Sierra Pacific Resources ................       2,700             39,177
UtiliCorp United Inc. ...................       6,400            189,632
Western Resources, Inc. .................       2,900             47,502
Wisconsin Energy Corp. ..................       5,100            113,271
                                                             -----------
                                                               1,831,002
                                                             -----------
ELECTRICAL EQUIPMENT (1.2%)
Hubbell, Inc. ...........................       1,500             40,980
KEMET Corp. + ...........................       2,600             46,488
SPX Corp. + .............................       1,100            109,560
Vishay Intertechnology, Inc. + ..........       3,600             67,932
                                                                 264,960
                                                             -----------
ELECTRONICS - COMPONENT DIST. (0.9%)
Arrow Electronics, Inc. + ...............       5,700            139,365
Avnet, Inc. .............................       3,100             63,953
                                                             -----------
                                                                 203,318
                                                             -----------
ELECTRONICS - INSTRUMENTS (0.6%)
Waters Corp. + ..........................       3,800            134,862
                                                             -----------
ELECTRONICS - SEMICONDUCTORS (2.5%)
Cirrus Logic, Inc. + ....................       1,900             21,147
Cypress Semiconductor Corp. + ...........       3,700             73,075
DSP Group, Inc. + .......................         700             14,700
Integrated Device Technology, Inc. + ....       2,800             77,980
International Rectifier Corp. + .........       1,800             63,198
Lattice Semiconductor Corp. + ...........       1,500             26,250
Micrel, Inc. + ..........................       2,600             65,390
Microchip Technology, Inc. + ............       1,800             56,196
MIPS Technologies, Inc. + ...............         800              6,984
RF Micro Devices, Inc. + ................       4,700             96,068
Semtech Corp. + .........................       1,900             71,725
                                                             -----------
                                                                 572,713
                                                             -----------
ENGINEERING & CONSTRUCTION (0.5%)
Dycom Industries, Inc. + ................       2,400             28,680
Granite Construction, Inc. ..............         975             24,278
Jacobs Engineering Group, Inc. + ........         700             45,878
Quanta Services, Inc. + .................       1,600             24,320
                                                             -----------
                                                                 123,156
                                                             -----------
EQUIPMENT - SEMICONDUCTORS (0.5%)
Credence Systems Corp. + ................       1,600             21,760
FEI Co. + ...............................         800             21,584
Lam Research Corp. + ....................       3,500             66,360
                                                             -----------
                                                                 109,704
                                                             -----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.2%)
Cetegy Inc. + ...........................       1,900             54,150
                                                             -----------

16 See Notes to Porfolio of Investments.

--------------------------------------------------------------------------

                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ---------        ----------
FOODS (2.8%)
Dean Foods Co. ..........................       1,100         $   49,335
Dole Food Co., Inc. .....................       3,100             63,116
Dreyer's Grand Ice Cream, Inc. ..........         300              9,810
Hormel Foods Corp. ......................       6,300            151,200
Interstate Bakeries Corp. ...............       1,500             35,355
J.M. Smucker Co. (The) ..................         700             23,415
Lance, Inc. .............................         800             10,680
McCormick & Co., Inc. ...................       1,900             83,144
Sensient Technologies, Corp. ............       1,000             16,260
Suiza Foods Corp. + .....................         700             41,279
Tootsie Roll Industries, Inc. ...........       1,230             45,092
Tyson Foods, Inc. .......................       9,173             89,803
                                                              ----------
                                                                 618,489
                                                              ----------
GAMING, LOTTERY, & PARI-MUTUEL (0.6%)
GTECH Holdings Corp. + ..................       1,400             55,860
Mandaley Resort Group + .................       2,100             34,650
Park Place Entertainment Corp. + ........       7,500             53,700
                                                              ----------
                                                                 144,210
                                                              ----------
HEALTH CARE - DIVERSIFIED (0.5%)
IVAX Corp. + ............................       5,800            119,190
                                                              ----------
HEALTH CARE - DRUGS (1.4%)
Barr Laboratories, Inc. + ...............       1,200             87,360
ICN Pharmaceuticals, Inc. ...............       2,100             50,841
Mylan Laboratories, Inc. ................       3,400            125,358
Sepracor Inc. + .........................       1,100             52,184
                                                              ----------
                                                                 315,743
                                                              ----------
HEALTH CARE - HOSPITAL MANAGEMENT (1.0%)
Health Management Associates, Inc. + ....       6,800            132,532
LifePoint Hospitals, Inc. + .............       1,100             34,298
Triad Hospitals, Inc. + .................       2,000             53,800
                                                              ----------
                                                                 220,630
                                                              ----------
HEALTH CARE - MANAGED CARE (2.1%)
Express Scripts, Inc. + .................       2,300             94,162
First Health Group Corp. + ..............       2,700             72,900
Health Net Inc. + .......................       6,600            144,870
Oxford Health Plans, Inc. + .............       2,600             61,256
PacifiCare Health Systems, Inc. + .......       1,300             21,528
Trigon Healthcare, Inc. + ...............       1,100             67,529
                                                              ----------
                                                                 462,245
                                                              ----------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (1.9%)
Apogent Technologies Inc. ...............       3,100             72,602
Beckman Coulter, Inc. ...................       1,800             76,446
Dentsply International Inc. .............       1,400             62,986
Edwards Lifesciences Corp. + ............       1,400             35,560
Henry Schein, Inc. + ....................       1,900             64,125
STERIS Corp. + ..........................       2,900             64,960
VISX, Inc. + ............................       3,400             39,950
                                                              ----------
                                                                 416,629
                                                              ----------
HEALTH CARE - SPECIAL SERVICES (1.6%)
Apria Healthcare Group, Inc. + ..........       1,400             32,200

                                            NUMBER OF           MARKET
                                              SHARES            VALUE
                                            ---------         ----------
HEALTH CARE - SPECIAL SERVICES (CONTINUED)
Covance, Inc. + .........................       1,500         $   27,525
Lincare Holdings Inc. + .................       3,000             77,100
Omnicare, Inc. ..........................       2,400             47,712
Quest Diagnostics Inc. + ................       2,700            176,526
                                                              ----------
                                                                 361,063
                                                              ----------
HOMEBUILDING (0.7%)
Clayton Homes, Inc. .....................       3,500             49,000
Lennar Corp. ............................       2,900            105,154
                                                              ----------
                                                                 154,154
                                                              ----------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.2%)
Furniture Brands International, Inc. + ..       1,400             33,614
                                                              ----------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.9%)
Church & Dwight Co., Inc. ...............       1,100             28,600
Dial Corp. ..............................       5,500             91,740
Energizer Holdings, Inc. + ..............       5,100             84,099
                                                              ----------
                                                                 204,439
                                                              ----------
INSURANCE - LIFE/HEALTH (0.8%)
Protective Life Corp. ...................       3,600             99,180
StanCorp Financial Group, Inc. ..........       1,700             75,480
                                                                 174,660
                                                              ----------
INSURANCE - MULTI-LINE (0.2%)
Leucadia National Corp. .................       1,500             43,470
                                                              ----------
INSURANCE - PROPERTY/CASUALTY (3.1%)
Allmerica Financial Corp. ...............       1,400             54,600
American Financial Group, Inc. ..........       3,700             81,881
Everest Re Group, Ltd. ..................       1,300             86,905
Fidelity National Financial, Inc. .......       2,500             57,525
HCC Insurance Holdings, Inc. ............       1,600             43,984
Horace Mann Educators Corp. .............       1,000             18,950
Ohio Casualty Corp. .....................       1,700             25,925
Old Republic International Corp. ........       6,650            168,710
Radian Group Inc. .......................       2,700             91,449
Unitrin, Inc. ...........................       1,800             69,480
                                                              ----------
                                                                 699,409
                                                              ----------
INSURANCE BROKERS (0.3%)
Gallagher (Arthur J.) & Co. .............       2,100             76,734
                                                              ----------
INVESTMENT BANKING/BROKERAGE (1.5%)
E*Trade Group,  Inc. + ..................      10,500             68,565
Edwards (A.G.), Inc. ....................       4,500            177,930
LaBranche & Co, Inc. + ..................       1,700             49,113
Waddell & Reed Financial Inc. -
 Class A ................................       2,000             50,980
                                                              ----------
                                                                 346,588
                                                              ----------
INVESTMENT MANAGEMENT (0.9%)
Eaton Vance Corp. .......................       1,900             53,390
Neuberger Berman ........................       4,200            146,496
                                                              ----------
                                                                 199,886
                                                              ----------
INVESTMENT SERVICES (0.2%)
SEI Investments Co. .....................       1,400             43,050
                                                              ----------
LEISURE TIME - PRODUCTS (0.4%)
Callaway Golf Co. .......................       2,100             30,009
International Speedway Corp. ............       1,500             55,680

                                       See Notes to Portfolio of Investments. 17

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
INDEX PLUS MID CAP (CONTINUED)
--------------------------------------------------------------------------

                                             NUMBER OF         MARKET
                                              SHARES           VALUE
                                           ------------     ------------
LEISURE TIME - PRODUCTS (CONTINUED)
Six Flags, Inc. + .......................       1,200       $     14,160
                                                            ------------
                                                                  99,849
                                                            ------------
LODGING - HOTELS (0.2%)
Extended Stay America, Inc. + ...........       2,700             36,450
                                                            ------------
MACHINERY - DIVERSIFIED (0.2%)
AGCO Corp. ..............................       1,900             21,964
Kaydon Corp. ............................         600             11,340
Tecumseh Products Co. - Class A .........         400             18,300
                                                            ------------
                                                                  51,604
                                                            ------------
MANUFACTURING - DIVERSIFIED (1.7%)
American Standard Companies, Inc. + .....       1,900            110,010
Carlisle Co., Inc. ......................         800             23,904
Harsco Corp. ............................       1,000             31,950
Hillenbrand Industries, Inc. ............       2,800            148,456
Pentair, Inc. ...........................       1,300             41,275
Stewart & Stevenson Services, Inc. ......       1,300             19,214
                                                            ------------
                                                                 374,809
                                                            ------------
MANUFACTURING - SPECIALIZED (1.1%)
Albany International Corp. - Class A + ..       1,214             23,673
Diebold, Inc. ...........................       1,900             68,970
Donaldson Co., Inc. .....................       1,100             34,705
Federal Signal Corp. ....................       1,000             20,260
Nordson Corp. ...........................         900             20,187
Teleflex, Inc. ..........................       1,000             40,000
York International Corp. ................       1,000             30,640
                                                            ------------
                                                                 238,435
                                                            ------------
METAL FABRICATORS (0.1%)
Kennametal, Inc. ........................         900             31,662
                                                            ------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.7%)
AGL Resources, Inc. .....................       2,400             49,560
Equitable Resources, Inc. ...............       1,700             55,947
MDU Resources Group Inc. ................       1,800             43,758
National Fuel Gas Co. ...................       2,200             51,502
ONEOK, Inc. .............................       2,300             39,606
Questar Corp. ...........................       2,100             46,200
Vectren Corp. ...........................       1,800             38,034
Western Gas Resources Inc. ..............       1,000             32,220
WGL Holdings Inc. .......................       1,300             35,178
                                                            ------------
                                                                 392,005
                                                            ------------
OFFICE EQUIPMENT & SUPPLIES (0.8%)
Herman Miller, Inc. .....................       2,100             44,415
Hon Industries Inc. .....................       1,700             40,919
Reynolds and Reynolds Co. (The) .........       2,200             52,250
Wallace Computer Services, Inc. .........       2,100             32,550
                                                            ------------
                                                                 170,134
                                                            ------------
OIL & GAS - DRILLING & EQUIPMENT (0.9%)
ENSCO International Inc. ................       4,000             79,200
Global Marine Inc. + ....................       5,000             80,500
Hanover Compressor Co. + ................         800             22,064
Helmerich & Payne, Inc. .................         700             21,231
                                                            ------------
                                                                 202,995
                                                            ------------
OIL & GAS - EXPLORATION/PRODUCTION (1.4%)
Forest Oil Corp. + ......................       1,100             30,140
Murphy Oil Corp. ........................       1,200             95,400
Noble Affiliates, Inc. ..................       1,500             55,455
Ocean Energy, Inc. ......................       4,700             85,775
Pioneer Natural Resources Co. + .........       2,600             44,226
                                                            ------------
                                                                 310,996
                                                            ------------
OIL & GAS - REFINING & MARKETING (1.5%)
Pennzoil-Quaker State Co. ...............       2,100             24,633
Ultramar Diamond Shamrock Corp. .........       3,600            180,180
Valero Energy Corp. .....................       3,500            131,600
                                                            ------------
                                                                 336,413
                                                            ------------
PAPER & FOREST PRODUCTS (0.6%)
Bowater, Inc. ...........................       1,600             71,552
Glatfelter (P.H.) Co. ...................       1,100             16,500
Rayonier, Inc. ..........................         700             29,958
Wausau-Mosinee Paper Corp. ..............       1,200             12,420
                                                            ------------
                                                                 130,430
                                                            ------------
PERSONAL CARE (0.1%)
Perrigo Co. + ...........................       1,000             14,790
                                                            ------------
PHOTOGRAPHY/IMAGING (0.1%)
Imation Corp. + .........................       1,500             31,455
                                                            ------------
POWER PRODUCERS - INDEPENDENT (0.1%)
Covanta Energy Corp. + ..................       1,300             16,926
                                                            ------------
PUBLISHING (0.2%)
Scholastic Corp. + ......................         900             40,230
                                                            ------------
PUBLISHING - NEWSPAPERS (1.3%)
Belo (A.H.) Corporation - Series A ......       2,800             47,880
Lee Enterprises, Inc. ...................       1,800             62,010
Media General, Inc. .....................         600             24,960
Washington Post Co. .....................         300            153,150
                                                            ------------
                                                                 288,000
                                                            ------------
REIT DIVERSIFIED (0.4%)
Hospitality Properties Trust ............       1,700             42,177
New Plan Excel Realty Trust .............       2,400             42,672
                                                            ------------
                                                                  84,849
                                                            ------------
RESTAURANTS (0.9%)
Bob Evans Farms, Inc. ...................       1,000             18,810
Brinker International, Inc. + ...........       2,650             67,310
CBRL Group, Inc. ........................       2,800             70,308
Outback Steakhouse, Inc. + ..............       1,050             30,293
Papa John's International, Inc. + .......         800             22,288
                                                            ------------
                                                                 209,009
                                                            ------------
RETAIL - COMPUTERS & ELECTRONICS (1.1%)
CDW Computer Centers, Inc. + ............       2,500            115,125
Tech Data Corp. + .......................       3,000            128,070
                                                            ------------
                                                                 243,195
                                                            ------------
RETAIL - DEPARTMENT STORES (0.3%)
Neiman Marcus Group, Inc. (The) -
 Class A+ ...............................       1,400             37,310


18 See Notes to Portfolio of Investements.

--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                           ----------        -----------
RETAIL - DEPARTMENT STORES (CONTINUED)
Saks Inc. + .............................       3,900        $    26,520
                                                             -----------
                                                                  63,830
                                                             -----------
RETAIL - DISCOUNTERS (0.6%)
Dollar Tree Stores, Inc. + ..............       3,300             74,151
Ross Stores, Inc. .......................       2,200             68,860
                                                             -----------
                                                                 143,011
                                                             -----------
RETAIL - GENERAL MERCHANDISE CHAINS (0.2%)
BJ's Wholesale Club, Inc. + .............       1,000             50,770
                                                             -----------
RETAIL - HOME SHOPPING (0.1%)
Lands' End, Inc. + ......................         800             25,632
                                                             -----------
RETAIL - SPECIALITY (0.8%)
Barnes & Noble, Inc. + ..................       1,700             62,475
Borders Group, Inc. + ...................       1,900             29,621
Claire's Stores, Inc. ...................       1,300             15,717
Williams-Sonoma, Inc. + .................       2,600             67,340
                                                             -----------
                                                                 175,153
                                                             -----------
RETAIL SPECIALITY - APPAREL (0.5%)
Abercrombie & Fitch Co. - Class  A + ....       2,800             52,696
American Eagle Outfitters, Inc. + .......       1,900             52,060
                                                             -----------
                                                                 104,756
                                                             -----------
RETAIL STORES - DRUG STORE (0.1%)
Longs Drug Stores Corp. .................       1,100             25,047
                                                             -----------
RETAIL STORES - FOOD CHAINS (0.2%)
Ruddick Corp. ...........................       2,300             35,075
                                                             -----------
SAVINGS & LOAN COMPANIES (4.9%)
Astoria Financial Corp. .................       2,700            140,643
Dime Bancorp, Inc. ......................       5,200            176,176
Golden State Bancorp, Inc. ..............       7,700            195,272
GreenPoint Financial Corp. ..............       5,800            185,890
Indymac Mortgage Holdings, Inc. + .......       1,600             41,088
New York Community Bancorp, Inc. ........       4,600            115,322
Roslyn Bancorp, Inc. ....................       4,000             72,600
Sovereign Bancorp, Inc. .................      11,300            111,870
Webster Financial Corp. .................       2,000             60,700
                                                             -----------
                                                               1,099,561
                                                             -----------
SERVICES - ADVERTISING/MARKETING (0.7%)
Acxiom Corp. + ..........................       1,100             12,969
Catalina Marketing Corp. + ..............       1,500             41,475
Harte-Hanks, Inc. .......................       1,700             39,610
Metris Companies, Inc. ..................       3,400             55,114
                                                             -----------
                                                                 149,168
                                                             -----------
SERVICES - COMMERCIAL & CONSUMER (2.4%)
Apollo Group, Inc. + ....................       3,400            138,210
ChoicePoint Inc. + ......................       1,600             68,448
DeVry, Inc. + ...........................         800             21,560
Dun & Bradstreet Corp. + ................       2,300             71,898
Education Management Corp. + ............       1,300             44,850
NCO Group, Inc. + .......................       1,100             17,985
Pittston Brink's Group ..................       1,500             28,875
Rollins, Inc. ...........................         700             11,375
Sotheby's Holdings, Inc. + ..............       1,800             24,048
Sylvan Learning Systems, Inc. + .........         500             11,200
Viad Corp. ..............................       4,800             93,600
                                                             -----------
                                                                 532,049
                                                             -----------
SERVICES - COMPUTER SYSTEMS (1.3%)
Gartner Group, Inc. + ...................       1,200             10,680
Investment Technology Group, Inc. + .....         800             51,528
Keane, Inc. + ...........................       1,800             25,488
SunGard Data Systems Inc. + .............       7,700            194,040
Sykes Enterprises, Inc. + ...............         600              5,784
                                                             -----------
                                                                 287,520
                                                             -----------
SERVICES - DATA PROCESSING (1.5%)
BISYS Group, Inc. (The) + ...............       1,500             78,030
Ceridian Corp. + ........................       3,900             64,311
CheckFree Corp. + .......................         900             12,672
CSG Systems International, Inc. + .......       1,400             43,764
DST Systems, Inc. + .....................       3,400            139,230
                                                             -----------
                                                                 338,007
                                                             -----------
SERVICES - EMPLOYMENT (0.5%)
Kelly Services, Inc. ....................         800             17,024
Korn/Ferry International + ..............         600              4,320
Manpower, Inc. ..........................       2,200             62,832
Modis Professional Services, Inc. + .....       5,400             28,296
                                                             -----------
                                                                 112,472
                                                             -----------
SHIPPING (0.3%)
Alexander & Baldwin, Inc. ...............       1,300             28,951
Overseas Shipholding Group, Inc. ........       1,800             44,802
                                                             -----------
                                                                  73,753
                                                             -----------
SPECIALITY PRINTING (0.2%)
Banta Corp. .............................       1,000             29,050
Valassis Communications, Inc. + .........         700             21,840
                                                             -----------
                                                                  50,890
                                                             -----------
STEEL (0.2%)
AK Steel Holding Corp. ..................       2,800             25,480
Carpenter Technology Corp. ..............       1,000             21,750
UCAR International, Inc. + ..............       1,000              7,270
                                                             -----------
                                                                  54,500
                                                             -----------
TELEPHONE (0.7%)
Telephone & Data Systems, Inc. ..........       1,700            149,430
                                                             -----------
TEXTILES - APPAREL (0.4%)
Jones Apparel Group, Inc. + .............       3,550             97,980
                                                             -----------
TEXTILES - HOME FURNISHINGS (0.5%)
Mohawk Industries, Inc. + ...............       2,400            103,680
                                                             -----------
TEXTILES - SPECIALITY (0.3%)
Coach Inc. + ............................       2,500             69,750
Unifi, Inc. + ...........................         700              5,285
                                                             -----------
                                                                  75,035
                                                             -----------
TOBACCO (0.7%)
R.J. Reynolds Tobacco Holdings, Inc. ....       2,900            162,516
                                                             -----------

                                       See Notes to Portfolio of Investments. 19

Index Plus Funds
Portfolio of Investments - October 31, 2001
Index Plus Mid Cap (continued)
--------------------------------------------------------------------------------

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                           ----------       ------------
TRUCKERS (0.6%)
C.H. Robinson Worldwide, Inc. ...........       2,200       $     58,894
CNF Inc. ................................       1,100             24,299
J.B. Hunt Transport Services, Inc. + ....       1,700             23,358
Swift Transportation Co., Inc. + ........       2,200             37,378
                                                            ------------
                                                                 143,929
                                                            ------------
WATER UTILITIES (0.5%)
American Water Works Co., Inc. ..........       2,800            113,680
                                                            ------------
TOTAL COMMON STOCKS (COST $20,576,539)                        21,242,314
                                                            ------------
WARRANTS (0.0%)
Dime Bancorp, Inc. + ....................       2,600                546
                                                            ------------
TOTAL WARRANTS (COST $801)                                           546
                                                            ------------
                                           PRINCIPAL
                                             AMOUNT
                                           ----------
SHORT-TERM INVESTMENTS (5.5%)
Federal Home Loan Bank, 2.46%,
  11/01/01 ..............................  $1,239,000          1,239,000
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS                                   1,239,000
 (COST $1,239,000)                                          ------------
TOTAL INVESTMENTS (COST $21,816,340)(a)                       22,481,860
OTHER ASSETS LESS LIABILITIES                                      4,629
                                                            ------------
TOTAL NET ASSETS                                            $ 22,486,489
                                                            ============

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to $23,095,095. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains.............................               $  1,170,761
Unrealized losses............................                 (1,783,996)
                                                            ------------
 Net unrealized loss.........................               $   (613,235)
                                                            ============


+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

20 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                           ----------         ----------
COMMON STOCKS (99.6%)
AEROSPACE/DEFENSE (1.4%)
AAR Corp. ...............................         700         $    5,320
Alliant Techsystems Inc. + ..............       1,075             93,804
BE Aerospace, Inc. + ....................       1,000              8,120
KROLL Inc. + ............................         700             11,200
Teledyne Technologies Inc. + ............         400              6,068
Triumph Group, Inc. + ...................         200              5,138
                                                              ----------
                                                                 129,650
                                                              ----------
AGRICULTURE (0.6%)
Corn Products International, Inc. .......       1,000             30,100
Delta and Pine Land Co. .................         900             16,245
DIMON Inc. ..............................       2,100             13,125
                                                              ----------
                                                                  59,470
                                                              ----------
AIRLINES (0.3%)
Atlantic Coast Airlines Holdings,
 Inc. + .................................         600             11,268
SkyWest, Inc. ...........................         700             12,810
                                                              ----------
                                                                  24,078
                                                              ----------
ALUMINUM (0.1%)
Century Aluminum Co. ....................         500              4,875
Commonwealth Industries, Inc. ...........         800              4,320
IMCO Recycling, Inc. ....................         600              3,786
                                                              ----------
                                                                  12,981
                                                              ----------
AUTO PARTS & EQUIPMENT (0.3%)
Applied Industrial Technologies, Inc. ...         500              8,275
Midas, Inc. .............................         300              3,075
Standard Motor Products, Inc. ...........         300              3,468
TBC Corp. + .............................       1,000             11,020
Tower Automotive, Inc. + ................         500              3,060
                                                              ----------
                                                                  28,898
                                                              ----------
BANKS - REGIONAL (6.8%)
American Financial Holdings, Inc.                 700             17,766
Chittenden Corp. ........................         875             21,648
Commerce Bancorp, Inc. ..................         905             66,065
Commercial Federal Corp. ................       2,000             49,920
Community First Bankshares, Inc. ........       2,000             48,040
Cullen/Frost Bankers, Inc. ..............       1,500             40,440
Dime Community Bancshares ...............         700             16,975
East West Bancorp, Inc. .................         700             15,813
First BanCorp ...........................         900             24,723
First Midwest Bancorp, Inc. .............       1,600             53,472
First Republic Bank + ...................         400              8,060
GBC Bancorp .............................         300              8,346
Hudson United Bancorp ...................       1,700             44,183
Provident Bankshares Corp. ..............         798             17,572
Riggs National Corp. ....................         800             11,320
South Financial Group, Inc. (The) .......       1,300             20,735
Southwest Bancorporation of Texas,
  Inc. + ................................         900             25,821
Sterling Bancshares, Inc, ...............       1,500             17,865
Susquehanna Bancshares, Inc. ............       1,200             25,380
TrustCo Bank Corp. NY ...................       1,826             21,768
UCBH Holdings, Inc. .....................         900             26,100
United Bankshares, Inc. .................       1,500             40,800
Whitney Holdings Corp. ..................         800             31,408
                                                              ----------
                                                                 654,220
                                                              ----------
BEVERAGES - ALCOHOLIC (0.7%)
Constellation Brands, Inc. + ............       1,600             65,664
                                                              ----------
BEVERAGES - NON-ALCOHOLIC (0.1%)
Coca-Cola Bottling Co. Consolidated .....         300             11,475
                                                              ----------
BIOTECHNOLOGY (2.2%)
Advanced Tissue Sciences, Inc. + ........       2,000              8,980
Bio-Technology General Corp. + ..........         700              5,005
Cephalon, Inc. + ........................       1,500             94,575
Enzo Biochem, Inc. + ....................         735             15,082
IDEXX Laboratories, Inc. + ..............         900             22,680
Regeneron Pharmaceuticals + .............       1,300             28,730
Techne Corp. + ..........................       1,100             33,154
                                                              ----------
                                                                 208,206
                                                              ----------
BUILDING MATERIALS GROUP (1.0%)
Apogee Enterprises, Inc. ................       1,200             16,752
Elcor Corp. .............................         700             16,415
Lennox International Inc. ...............       2,802             25,134
Simpson Manufacturing Co., Inc. + .......         400             20,560
Universal Forest Products, Inc. .........         700             11,893
                                                              ----------
                                                                  90,754
                                                              ----------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.3%)
Boston Communications Group, Inc. + .....         500              4,625
Metro One Telecom + .....................         900             27,135
                                                              ----------
                                                                  31,760
                                                              ----------
CHEMICALS (0.3%)
ChemFirst Inc. ..........................         400              8,168
Georgia Gulf Corp. ......................         900             15,993
                                                              ----------
                                                                  24,161
                                                              ----------
CHEMICALS - DIVERSIFIED (0.0%)
Penford Corp. ...........................         200              2,138
                                                              ----------
CHEMICALS - SPECIALITY (1.4%)
Arch Chemicals, Inc. ....................         600             11,994
Cambrex Corp. ...........................         700             25,900
MacDermid, Inc. .........................         800             10,896
Material Sciences Corp. + ...............         300              2,952
OM Group, Inc. ..........................         700             42,385
Omnova Solutions Inc. ...................       1,500              9,045
PolyOne Corp. ...........................       2,800             23,940
Quaker Chemical Corp. ...................         200              3,718
                                                              ----------
                                                                 130,830
                                                              ----------
COMMUNICATIONS EQUIPMENT (1.0%)
Anixter International, Inc. + ...........       1,100             27,280
Audiovox Corp. + ........................         600              4,590

                                        See Notes to Portfolio of Investments 21

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
INDEX PLUS SMALL CAP (CONTINUED)
--------------------------------------------------------------------------------

                                                NUMBER OF        MARKET
                                                 SHARES          VALUE
                                               -----------     ----------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Bel Fuse Inc. - Class B.......................     500         $   10,175
Cable Design Technologies, Inc. + ............     550              7,029
Davox Corp. + ................................     300              2,658
Harmonic Inc. + ..............................   1,800             14,526
Inter-Tel, Inc................................   1,200             18,216
Symmetricom, Inc. + ..........................     750              4,200
ViaSat, Inc. + ...............................     600              8,886
                                                               ----------
                                                                   97,560
                                                               ----------
COMPUTERS - NETWORKING (0.0%)
Digi International, Inc. + ...................     800              3,624
                                                               ----------
COMPUTERS - PERIPHERALS (0.3%)
Hutchinson Technology Inc. + .................     800             14,544
MICROS Systems, Inc. + .......................     400              8,636
NYFIX, Inc. + ................................     300              5,340
                                                               ----------
                                                                   28,520
                                                               ----------
COMPUTERS SOFTWARE/SERVICES (3.5%)
American Management Systems, Inc. + ..........   1,200             15,816
Avant! Corp. + ...............................   1,100             11,121
Avid Technology, Inc. + ......................     800              7,184
BARRA, Inc. + ................................     650             30,063
Catapult Communications Corp. + ..............     300              6,795
Concord Communications, Inc. + ...............     800             11,720
Dendrite International, Inc. + ...............   1,100             10,912
Fair Isaac & Co., Inc.........................     700             33,285
FileNET Corp. + ..............................   1,000             14,570
HNC Software Inc. + ..........................     400              6,920
Hyperion Solutions Corp. + ...................     800             12,000
Kronos, Inc. + ...............................     650             37,303
MapInfo Corp. + ..............................     400              3,628
MRO Software, Inc. + .........................     600              7,920
Phoenix Technologies Ltd. + ..................     600              5,490
Progress Software Corp. + ....................     900             13,311
QRS Corp. + ..................................     500              4,850
RadiSys Corp. + ..............................     500              6,885
Roxio, Inc. + ................................     500              6,415
SPSS  Inc. + .................................     200              3,448
Systems & Computer Technology Corp. + ........   1,000             12,250
Take-Two Interactive Software + ..............     900             12,537
THQ Inc. + ...................................   1,000             49,800
Verity, Inc. + ...............................   1,000             10,620
ZixIt Corp. + ................................     400              3,348
                                                               ----------
                                                                  338,191
                                                               ----------
CONSTRUCTION (0.4%)
Florida Rock Industries, Inc..................     750             21,150
Texas Industries, Inc.........................     600             18,060
                                                               ----------
                                                                   39,210
                                                               ----------
CONSUMER - JEWELRY/NOVELTIES (0.6%)
Action Performance Companies, Inc. + .........     800             20,968
Cross (A.T.) Co. + ...........................     400              2,180
Department 56, Inc. + ........................     500              3,500
Fossil, Inc. + ...............................     900             16,326
Russ Berrie & Co., Inc........................     700             18,354
                                                               ----------
                                                                   61,328
                                                               ----------
CONSUMER FINANCE (0.0%)
Cash America International, Inc...............     500              4,000
                                                               ----------
CONTAINERS/PACKAGING - PAPER (0.1%)
Chesapeake Corp...............................     400             11,328
                                                               ----------
DISTRIBUTORS - FOOD & HEALTH (1.8%)
Fleming Companies, Inc........................   1,200             28,920
Nash-Finch Co.................................     600             13,830
Owens & Minor, Inc............................   1,000             17,610
Performance Food Group Co. + .................   1,100             32,329
Priority Healthcare Corp. - Class B + ........   2,238             64,656
United Natural Foods, Inc. + .................     600             12,420
                                                               ----------
                                                                  169,765
                                                               ----------
ELECTRIC COMPANIES (1.9%)
Avista Corp...................................   2,200             26,378
Central Vermont Public Service Corp...........     300              5,196
CH Energy Group, Inc..........................     500             19,985
El Paso Electric Co. + .......................   2,600             35,360
Green Mountain Power Corp.....................     200              3,284
Northwestern Corp.............................   1,100             21,175
RGS Energy Group Inc..........................   1,000             38,350
UIL Holdings Corp.............................     400             19,740
Unisource Energy Corp.........................   1,000             15,760
                                                               ----------
                                                                  185,228
                                                               ----------
ELECTRICAL EQUIPMENT (2.5%)
Baldor Electric Co............................     900             17,118
BEI Technologies Inc..........................     400              6,440
Belden, Inc...................................     700             14,007
Benchmark Electronics, Inc. + ................     200              3,410
Black Box Corp. + ............................     600             27,018
C&D Technologies, Inc.........................     300              6,216
C-COR.net Corp. + ............................     900              6,165
Checkpoint Systems, Inc. + ...................   1,100             11,506
Cohu, Inc.....................................     500              8,725
Electro Scientific Industries, Inc. + ........     700             16,499
Harman International Industries...............     900             29,745
Itron, Inc. + ................................     700             19,642
Magnetek, Inc. + .............................     600              5,190
Smith (A.O.) Corp.............................   1,100             17,380
Technitrol, Inc...............................     900             22,392
Three-Five Systems, Inc. + ...................     500              7,755
Vicor Corp. + ................................     500              7,705
Watsco, Inc...................................     750              9,742
                                                               ----------
                                                                  236,655
                                                               ----------
ELECTRONICS - COMPONENT DIST. (0.2%)
Pioneer Standard Electronics Corp.............     700              6,223

22 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                               NUMBER OF        MARKET
                                                SHARES          VALUE
                                              -----------     ----------
ELECTRONICS - COMPONENT DIST. (CONTINUED)
Rogers Corp. + ..............................     400         $   13,260
                                                              ----------
                                                                  19,483
                                                              ----------
ELECTRONICS - DEFENSE (0.4%)
Aeroflex Inc. + .............................     700             10,269
Mercury Computer Systems, Inc. + ............     600             28,296
                                                              ----------
                                                                  38,565
                                                              ----------
ELECTRONICS - INSTRUMENTS (0.8%)
Alpha Industries, Inc. + ....................     600             13,968
Analogic Corp................................     400             14,800
Coherent, Inc. + ............................     300              7,950
Keithley Instruments, Inc. ..................     400              6,672
Methode Electronics, Inc. ...................   1,100              7,975
Photon Dynamics, Inc. + .....................     300              7,950
Trimble Navigation Ltd. + ...................     700             12,320
X-Rite, Inc. ................................     400              2,812
                                                              ----------
                                                                  74,447
                                                              ----------
ELECTRONICS - SEMICONDUCTORS (2.2%)
Actel Corp. + ...............................     700             12,985
Adaptec, Inc. + .............................   2,800             33,740
Alliance Semiconductor Corp. + ..............     500              4,125
Elantec Semiconductor, Inc. + ...............     600             19,614
ESS Technology, Inc. + ......................   1,200             15,396
Exar Corp. + ................................   1,100             24,794
General Semiconductor Corp. + ...............     900              9,540
Kopin Corp. + ...............................   1,900             23,921
Microsemi Corp. + ...........................     800             28,000
Pericom Semiconductor Corp. + ...............     700              9,415
Power Integrations, Inc. + ..................     800             18,408
Standard Microsystems Corp. + ...............     200              2,000
Supertex, Inc. + ............................     300              4,707
                                                              ----------
                                                                 206,645
                                                              ----------
ENGINEERING & CONSTRUCTION (0.5%)
Butler Manufacturing Co. ....................     200              4,660
Shaw Group, Inc. + ..........................   1,200             33,000
URS Corp. + .................................     500             11,200
                                                              ----------
                                                                  48,860
                                                              ----------
EQUIPMENT - SEMICONDUCTORS (1.8%)
Advanced Energy Industries, Inc. + ..........     900             18,081
ATMI, Inc. + ................................     400              7,624
Brooks Automation, Inc. + ...................     500             16,140
Cymer, Inc. + ...............................     400              8,360
DuPont Photomasks, Inc. + ...................     500             18,020
Helix Technology Corp........................     600             11,628
Kulicke & Soffa Industries, Inc. + ..........   1,400             21,238
Phototronics, Inc. + ........................     800             19,856
Varian Semiconductor Equipment Associates,
 Inc. + .....................................   1,600             48,064
                                                              ----------
                                                                 169,011
                                                              ----------
FINANCIAL - DIVERSIFIED (0.2%)
Financial Federal Corp. + ...................     600             15,000
                                                              ----------
FOODS (2.2%)
American Italian Pasta Co. - Class A + ......     700             28,511
Hain Celestial Group, Inc. + ................   1,000             19,720
International Multifoods Corp. ..............     700             15,239
J&J Snack Foods Corp. + .....................     400              8,856
Ralcorp Holdings, Inc. + ....................   1,100             21,450
Smithfields Foods, Inc. + ...................   5,300            111,565
                                                              ----------
                                                                 205,341
                                                              ----------
FOOTWEAR (0.8%)
Brown Shoe Co., Inc. ........................     500              5,500
K-Swiss Inc. ................................     400             11,228
Stride Rite Corp. ...........................   1,000              6,180
Timberland Co. (The) + ......................   1,100             35,728
Wolverine World Wide, Inc. ..................   1,200             17,676
                                                              ----------
                                                                  76,312
                                                              ----------
GAMING, LOTTERY, & PARI-MUTUEL (1.1%)
Anchor Gaming + .............................     700             35,581
Argosy Gaming Co. + .........................   1,300             37,739
Aztar Corp. + ...............................   1,400             20,090
WMS Industries, Inc. + ......................     400              7,180
                                                              ----------
                                                                 100,590
                                                              ----------
HARDWARE & TOOLS (0.7%)
Scotts Co. (The) + ..........................     800             32,248
Toro Co. ....................................     500             21,450
WD-40 Co. ...................................     500             11,260
                                                              ----------
                                                                  64,958
                                                              ----------
HEALTH CARE - DIVERSIFIED (0.1%)
Sierra Health Services, Inc. + ..............   1,400             10,360
                                                              ----------
HEALTH CARE - DRUGS (1.1%)
Alpharma Inc. - Class A......................   1,200             33,240
Medicis Pharmaceutical Corp. + ..............     900             51,921
MGI Pharma, Inc. + ..........................     600              7,566
Noven Pharmaceuticals, Inc. + ...............     600             12,864
                                                              ----------
                                                                 105,591
                                                              ----------
HEALTH CARE - HOSPITAL MANAGEMENT (1.5%)
Province Healthcare Co. + ...................     900             24,795
Universal Health Services, Inc. + ...........   2,900            117,131
                                                              ----------
                                                                 141,926
                                                              ----------
HEALTH CARE - MANAGED CARE (1.0%)
Coventry Health Care, Inc. + ................   1,900             40,736
Mid Atlantic Medical Services, Inc. + .......   1,800             33,390
US Oncology, Inc. + .........................   3,500             18,375
                                                              ----------
                                                                  92,501
                                                              ----------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (4.9%)
Arthrocare Corp. + ..........................     600             11,850
CONMED Corp. + ..............................   1,200             20,244
Cooper Companies, Inc........................     400             19,200
Cygnus, Inc. + ..............................     500              2,500
Datascope Corp. .............................     400             13,396
Diagnostic Products Corp. ...................     800             35,280
Haemonetics Corp. + .........................   1,000             38,100

                                       See Notes to Portfolio of Investments. 23

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
INDEX PLUS SMALL CAP (CONTINUED)
--------------------------------------------------------------------------------

                                               NUMBER OF        MARKET
                                                SHARES          VALUE
                                              -----------     ----------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
INAMED Corp. + ..............................     600         $   11,430
Invacare Corp. ..............................     900             30,150
Mentor Corp. ................................     900             25,128
PolyMedica Corp. + ..........................     400              6,600
ResMed Inc. + ...............................     900             50,220
Respironics, Inc. + .........................   1,200             40,416
Sola International, Inc. + ..................   1,000             15,980
Spacelabs Medical, Inc. + ...................     300              3,315
SURMODICS Inc. + ............................     600             21,474
Sybron Dental Specialties, Inc. + ...........   1,100             22,550
Syncor International Corp. + ................     700             20,300
Theragenics Corp. + .........................     900              8,010
Varian Medical Systems, Inc. + ..............   1,000             67,100
Vital Signs, Inc. ...........................     300              8,115
                                                              ----------
                                                                 471,358
                                                              ----------
HEALTH CARE - SPECIAL SERVICES (4.2%)
Accredo Health Inc. + .......................     750             25,590
AdvancePCS + ................................   1,600             97,232
CryoLife, Inc. + ............................     600             19,680
Curative Health Services, Inc. + ............     300              4,173
Hooper Holmes, Inc. .........................   1,900             13,015
IMPATH Inc. + ...............................     200              7,374
MAXIMUS, Inc. + .............................     800             32,896
Orthodontic Centers of America, Inc. + ......   1,300             32,799
PAREXEL International Corp. + ...............     800             11,944
Pediatrix Medical Group, Inc. + .............   1,200             34,848
Pharmaceutical Product Development, Inc. + ..   2,600             69,342
RehabCare Group, Inc. + .....................     400             10,160
Renal Care Group, Inc. + ....................   1,450             45,530
                                                              ----------
                                                                 404,583
                                                              ----------
HOMEBUILDING (2.6%)
Champion Enterprises, Inc. + ................   2,300             20,263
D.R. Horton, Inc. ...........................   2,151             48,075
Fleetwood Enterprises, Inc...................   1,300             13,026
MDC Holdings, Inc. ..........................     680             18,135
NVR, Inc. + .................................     400             63,320
Ryland Group, Inc. ..........................     700             37,450
Skyline Corp. ...............................     200              5,080
Standard Pacific Corp. ......................     400              7,300
Toll Brothers, Inc. + .......................   1,100             34,276
                                                                 246,925
                                                              ----------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.7%)
Bassett Furniture Industries, Inc. ..........     200              2,870
Ethan Allen Interiors, Inc. .................   1,050             33,611
La-Z-Boy, Inc. ..............................   1,700             30,328
                                                              ----------
                                                                  66,809
                                                              ----------
HOUSEWARES (0.3%)
Applica Inc. + ..............................   1,100              8,140
Libbey Inc. .................................     400             12,560
National Presto Industries, Inc. ............     200              5,470
Salton, Inc. + ..............................     300              3,132
                                                              ----------
                                                                  29,302
                                                              ----------
INSURANCE - LIFE/HEALTH (0.2%)
Delphi Financial Group, Inc. ................     748             22,739
                                                              ----------
INSURANCE - PROPERTY/CASUALTY (1.7%)
First American Corp. ........................   1,800             29,970
Fremont General Corp. .......................   1,900              9,519
LandAmerica Financial Group, Inc. ...........     900             23,571
Mutual Risk Management Ltd. .................   1,000              9,150
Philadelphia Consolidated Holding Corp. + ...     700             27,433
RLI Corp. ...................................     300             12,075
SCPIE Holdings Inc. .........................     200              3,098
Selective Insurance Group, Inc. .............     700             15,036
Stewart Information Services Corp. + ........     700             13,370
Zenith National Insurance....................     600             15,366
                                                              ----------
                                                                 158,588
                                                              ----------
INSURANCE BROKERS (0.4%)
Hilb, Rogal and Hamilton Co. ................     700             40,551
                                                              ----------
INVESTMENT BANKING/BROKERAGE (0.9%)
Jefferies Group, Inc. .......................     700             23,219
Raymond James Financial, Inc. ...............   1,400             40,922
Southwest Securities Group, Inc. ............     550              9,625
Tucker Anthony Sutro Corp. ..................     700             16,772
                                                              ----------
                                                                  90,538
                                                              ----------
LEISURE TIME - PRODUCTS (1.7%)
Arctic Cat, Inc. ............................     700             11,340
Coachmen Industries, Inc. ...................     400              4,076
Huffy Corp. + ...............................     300              1,812
JAKKS Pacific, Inc. + .......................     900             16,965
Midway Games, Inc. + ........................   1,000             15,920
Monaco Coach Corp. + ........................     750             13,425
Polaris Industries, Inc. ....................     700             31,472
SCP Pool Corp. + ............................     975             22,659
Sturm, Ruger & Co., Inc. ....................     600              7,020
Thor Industries, Inc. .......................     300             10,500
Winnebago Industries, Inc. ..................   1,000             24,330
                                                              ----------
                                                                 159,519
                                                              ----------
LODGING - HOTELS (0.2%)
Marcus Corp. ................................   1,000             12,700
Prime Hospitality Corp. + ...................   1,200             11,016
                                                              ----------
                                                                  23,716
                                                              ----------
MACHINERY - DIVERSIFIED (0.4%)
Gardner Denver Machinery, Inc. + ............     400              8,260
Manitowoc Co., Inc. (The)....................     650             17,875
Milacron, Inc. ..............................     400              4,744
Timken Co. ..................................     700              9,429
                                                              ----------
                                                                  40,308
                                                              ----------

24 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                               NUMBER OF         MARKET
                                                SHARES           VALUE
                                              -----------     ------------
MANUFACTURING - DIVERSIFIED (2.2%)
Amcast Industrial Corp. ...................       100         $      537
Barnes Group, Inc. ........................       400              8,064
CLARCOR, Inc. .............................       700             17,220
CUNO Inc. + ...............................       400             10,376
GenCorp, Inc. .............................     1,300             15,470
Graco, Inc. ...............................       900             29,250
Griffon Corp. + ...........................     1,300             15,015
IDEX Corp. ................................       800             23,280
Kaman Corp. ...............................       500              6,765
Lawson Products, Inc. .....................       300              7,395
Mobile Mini, Inc. + .......................       200              6,236
Myers Industries, Inc. ....................       568              7,339
Standex International Corp. ...............       300              6,531
Thomas Industries, Inc. ...................       400              9,292
Tredegar Industries, Inc. .................     1,100             19,525
Valmont Industries, Inc. ..................       700             11,004
Woodward Governor Co. .....................       400             18,864
                                                              ----------
                                                                 212,163
                                                              ----------
MANUFACTURING - SPECIALIZED (3.1%)
AptarGroup, Inc. ..........................     1,100             33,110
Armor Holdings, Inc. + ....................       600             14,568
Astec Industries, Inc. + ..................       500              6,400
Brady (W.H.) Co. ..........................       600             18,966
Briggs & Stratton Corp. ...................       600             22,536
Cognex Corp. + ............................     1,200             22,776
Dionex Corp. + ............................       600             14,400
Flow International Corp. + ................       300              2,937
Insituform Technologies, Inc. + ...........       700             13,412
Intermagnetics General Corp. + ............       529             15,251
Ionics, Inc. + ............................       400              9,400
JLG Industries, Inc. ......................       500              4,950
Lindsay Manufacturing Co. .................       300              5,532
Paxar Corp. + .............................     1,300             14,365
Regal-Beloit Corp. ........................       500              8,900
Reliance Steel & Aluminum Co. .............       900             20,835
Robbins & Myers, Inc. .....................       300              8,220
Roper Industries, Inc. ....................       900             38,160
SPS Technologies, Inc. + ..................       200              5,980
Watts Industries, Inc. ....................     1,300             18,005
                                                              ----------
                                                                 298,703
                                                              ----------
METAL FABRICATORS (0.5%)
Brush Engineered Materials Inc. ...........       400              4,100
Mueller Industries, Inc. + ................       900             26,055
RTI International Metals, Inc. + ..........       700              6,895
Ryerson Tull, Inc. ........................       900             10,350
Wolverine Tube, Inc. + ....................       400              5,020
                                                              ----------
                                                                  52,420
                                                              ----------
METALS MINING (0.5%)
Massey Energy Co. .........................     2,200             45,100
                                                              ----------
NATURAL GAS - DISTRIBUTION - PIPE LINE (2.7%)
Atmos Energy Corp. ........................     1,200         $   25,860
Cascade Natural Gas Corp. .................       300              6,060
Energen Corp. .............................       900             22,050
Laclede Group Inc. (The) ..................       500             11,400
New Jersey Resources Corp. ................       500             22,500
Northwest Natural Gas Co. .................       900             21,510
NUI Corp. .................................       400              8,140
Piedmont Natural Gas Co., Inc. ............       900             28,620
Southern Union Co. + ......................     2,000             38,160
Southwest Gas Corp. .......................       900             18,540
Southwestern Energy Co. + .................     1,200             14,160
UGI Corp. .................................     1,400             40,460
                                                              ----------
                                                                 257,460
                                                              ----------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
New England Business Service, Inc. ........       300              5,241
Standard Register Co. .....................       600              9,714
United Stationers, Inc. + .................     1,000             28,050
                                                              ----------
                                                                  43,005
                                                              ----------
OIL & GAS - DRILLING & EQUIPMENT (1.1%)
Atwood Oceanics, Inc. + ...................       400             12,204
Carbo Ceramics Inc. .......................       600             21,828
Input/Output, Inc. + ......................     1,900             15,295
Oceaneering International, Inc. + .........       700             13,650
Offshore Logistics, Inc. + ................       600             11,970
Seacor Smit Inc. + ........................       300             11,892
TETRA Technologies, Inc. + ................       600             10,212
Unit Corp. + ..............................       400              4,380
                                                              ----------
                                                                 101,431
                                                              ----------
OIL & GAS - EXPLORATION/PRODUCTION (3.2%)
Cabot Oil & Gas Corp. .....................       800             19,280
Louis Dreyfus Natural Gas Corp. + .........     1,200             47,520
Newfield Exploration Co. + ................     2,100             73,101
Plains Resources Inc. + ...................       500             13,650
Pogo Producing Co. ........................     2,600             71,032
Remington Oil & Gas Corp. + ...............       800             13,760
St. Mary Land & Exploration Co. ...........       600             12,282
Tom Brown Inc. + ..........................     1,100             25,685
Vintage Petroleum, Inc. ...................     1,800             31,482
                                                              ----------
                                                                 307,792
                                                              ----------
PAPER & FOREST PRODUCTS (0.2%)
Caraustar Industries, Inc. ................       700              5,460
Deltic Timber Corp. .......................       400             10,600
                                                              ----------
                                                                  16,060
                                                              ----------
PERSONAL CARE (0.3%)
Natures Sunshine Products, Inc. ...........       300              3,465
NBTY, Inc. + ..............................     2,500             21,325
                                                              ----------
                                                                  24,790
                                                              ----------
PHOTOGRAPHY/IMAGING (0.6%)
Zebra Technologies, Inc. + ................     1,200             55,284
                                                              ----------

                                      See Notes to Portfolio of Investments.  25

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS-OCTOBER 31, 2001
INDEX PLUS SMALL CAP (CONTINUED)
-------------------------------------------------------------------------------

                                               NUMBER OF        MARKET
                                                SHARES          VALUE
                                              -----------     ----------
PUBLISHING (0.2%)
Information Holdings Inc. + ...............       600         $   13,146
Thomas Nelson, Inc. .......................       300              2,535
                                                              ----------
                                                                  15,681
                                                              ----------
RAILROADS (0.2%)
Kansas City Southern Industries, Inc. + ...     1,600             20,000
                                                              ----------
REIT DIVERSIFIED (0.7%)
Colonial Properties Trust..................       600             17,910
Kilroy Realty Corp. .......................       800             18,728
Shurgard Storage Centers, Inc. ............     1,100             33,066
                                                              ----------
                                                                  69,704
                                                              ----------
RESTAURANTS (3.2%)
Applebee's International, Inc. ............     1,100             33,110
CEC Entertainment, Inc. + .................       850             32,929
Cheesecake Factory, Inc. (The) + ..........     1,350             38,070
IHOP Corp. + ..............................       500             12,780
Jack in the Box Inc. + ....................     1,000             24,600
Landry's Seafood Restaurants, Inc. ........       900             15,795
Lone Star Steakhouse & Saloon, Inc. .......     1,200             15,552
Luby's, Inc. + ............................       600              3,630
P.F. Changs China Bistro Inc. + ...........       300             11,889
Panera Bread Co. - Class A + ..............       400             16,460
Ruby Tuesday, Inc. ........................     1,800             31,032
Ryan's Family Steak Houses, Inc. + ........       900             16,200
Sonic Corp. + .............................       675             22,619
Steak n Shake Company (The) + .............       800              8,560
Triarc Co., Inc. + ........................       900             20,790
                                                              ----------
                                                                 304,016
                                                              ----------
RETAIL - BUILDING SUPPLIES (0.2%)
Building Materials Holding Corp. + ........       300              3,600
Hughes Supply, Inc. .......................       800             18,896
                                                              ----------
                                                                  22,496
                                                              ----------
RETAIL - DISCOUNTERS (1.2%)
99 Cents Only Stores + ....................     2,449             87,062
Dress Barn, Inc. + ........................       500             11,320
ShopKo Stores, Inc. + .....................     1,400             12,110
                                                              ----------
                                                                 110,492
                                                              ----------
RETAIL - HOME SHOPPING (0.1%)
Insight Enterprises, Inc. + ...............       500              8,125
                                                              ----------
RETAIL - SPECIALITY (3.3%)
Advanced Marketing Services................       500              7,745
Casey's General Stores, Inc. ..............     1,400             17,430
Cost Plus, Inc. + .........................       500              9,725
Discount Auto Parts, Inc. + ...............       900             15,030
Footstar, Inc. + ..........................       500             16,700
Genesco Inc. + ............................       600             10,950
Group 1 Automotive, Inc. + ................     1,000             26,800
Hancock Fabrics, Inc. .....................       800              9,400
Michaels Stores, Inc. + ...................       900             46,233
O'Reilly Automotive, Inc. + ...............     1,600             45,216
Pier 1 Imports, Inc. ......................     2,800             30,828
School Specialty Inc. + ...................       800             24,760
The Pep Boys - Manny, Moe & Jack...........     2,500             29,375
Zale Corp. + ..............................       900             25,758
                                                              ----------
                                                                 315,950
                                                              ----------
RETAIL SPECIALITY - APPAREL (1.1%)
AnnTaylor Stores Corp. + ..................       400              8,800
Burlington Coat Factory Warehouse Corp. ...     1,200             17,940
Cato Corp. (The) ..........................       700             11,865
Chico's FAS, Inc. + .......................       750             19,500
Christopher & Banks Corp. + ...............       200              6,590
Gymboree Corp. + ..........................       800              6,920
Hot Topic, Inc. + .........................       600             15,168
Wet Seal, Inc. (The) - Class A + ..........     1,050             21,368
                                                              ----------
                                                                 108,151
                                                              ----------
RETAIL STORES - FOOD CHAINS (0.9%)
Great Atlantic & Pacific Tea Co., Inc. + ..     1,400             26,012
Whole Foods Market, Inc. + ................     1,600             55,600
                                                              ----------
                                                                  81,612
                                                              ----------
SAVINGS & LOAN COMPANIES (1.7%)
Anchor BanCorp Wisconsin, Inc. ............       700             11,025
Downey Financial Corp. ....................       835             29,342
FirstFed Financial Corp. + ................       600             13,344
MAF Bancorp, Inc. .........................       800             22,400
Staten Island Bancorp, Inc. ...............     1,600             46,304
Washington Federal, Inc. ..................     1,680             38,052
                                                              ----------
                                                                 160,467
                                                              ----------
SERVICES - ADVERTISING/MARKETING (0.4%)
4Kids Entertainment, Inc. + ...............       400              8,400
ADVO, Inc. + ..............................       600             21,642
Information Resources, Inc. + .............     1,500             10,875
                                                              ----------
                                                                  40,917
                                                              ----------
SERVICES - COMMERCIAL & CONSUMER (3.5%)
Aaron Rents, Inc. .........................       500              8,725
Angelica Corp. ............................       200              1,840
Arbitron Inc. + ...........................       800             21,600
Central Parking Corp. .....................       900             13,680
Cerner Corp. + ............................     1,000             53,750
Chemed Corp. ..............................       300              8,505
Copart, Inc. + ............................     2,100             61,635
Corinthian Colleges Inc. + ................       600             21,918
CPI Corp. .................................       200              3,200
F.Y.I. Inc. + .............................       500             17,975
G&K Services, Inc. ........................       600             16,566
Insurance Auto Auctions, Inc. + ...........       300              4,356
ITT Educational Services, Inc. + ..........       700             26,642
MemberWorks Inc. + ........................       500              4,500
Pegasus Solutions Inc. + ..................       900              9,225

26 See Notes to Portfolio of Investments.

-------------------------------------------------------------------------------

                                               NUMBER OF        MARKET
                                                SHARES          VALUE
                                              -----------     ----------
SERVICES - COMMERCIAL & CONSUMER (CONTINUED)
Pre-Paid Legal Services, Inc. + ...........       600         $    9,150
Profit Recovery Group International, Inc.
 (The) + ..................................     1,800             12,420
Regis Corp. ...............................     1,600             34,016
StarTek, Inc. + ...........................       300              5,058
                                                              ----------
                                                                 334,761
                                                              ----------
SERVICES - COMPUTER SYSTEMS (0.8%)
CACI International Inc. + .................       500             31,105
CIBER, Inc. + .............................     1,700             11,390
Gerber Scientific, Inc.....................     1,100             12,089
InterVoice-Brite, Inc. + ..................     1,600             19,936
                                                              ----------
                                                                  74,520
                                                              ----------
SERVICES - DATA PROCESSING (1.1%)
Factset Research Systems, Inc..............     1,600             39,600
Global Payments Inc. + ....................     1,000             29,950
National Data Corp. .......................     1,000             35,200
                                                              ----------
                                                                 104,750
                                                              ----------
SERVICES - EMPLOYMENT (0.5%)
Administaff, Inc. + .......................       800             17,992
CDI Corp. + ...............................       400              7,040
On Assignment, Inc. + .....................       600              9,726
Spherion Corp. + ..........................     1,800             12,960
Volt Information Sciences, Inc. + .........       300              3,465
                                                              ----------
                                                                  51,183
                                                              ----------
SERVICES - FACILITIES/ENVIRONMENTAL (0.5%)
ABM Industries, Inc. ......................       600             16,380
Tetra Tech, Inc. + ........................     1,250             32,350
                                                                  48,730
                                                              ----------
SHIPPING (0.3%)
Kirby Corp. + .............................     1,200             30,840
                                                              ----------
SPECIALITY PRINTING (0.4%)
Bowne & Co., Inc. .........................     1,100             11,495
Consolidated Graphics, Inc. + .............       600              9,840
Harland (John H.) Co. .....................     1,100             21,307
                                                                  42,642
                                                              ----------
STEEL (0.4%)
Castle (A.M.) & Co. .......................       400              3,288
Commercial Metals Co. .....................       500             15,125
Quanex Corp. ..............................       400             10,380
Steel Dynamics, Inc. + ....................     1,200             12,480
Steel Technologies, Inc. ..................       200              1,514
                                                              ----------
                                                                  42,787
                                                              ----------
TELEPHONE LONG DISTANCE (0.2%)
General Communication, Inc. + .............     1,900             22,078
                                                              ----------
TEXTILES - APPAREL (0.5%)
Haggar Corp. ..............................       100              1,075
Kellwood Co. ..............................       300              5,847
Oshkosh B'Gosh, Inc. ......................       600             20,844
Oxford Industries, Inc. ...................       200              4,490
Phillips-Van Heusen Corp. .................       800              6,832
Russell Corp. .............................       800              9,856
                                                              ----------
                                                                  48,944
                                                              ----------
TEXTILES - SPECIALTY (0.2%)
Wellman, Inc. .............................     1,300             16,393
                                                              ----------

TOBACCO (0.1%)
Schweitzer-Mauduit International, Inc......       500             11,975
                                                              ----------
TRUCKERS (1.7%)
Arkansas Best Corp. + .....................       700             16,464
Arnold Industries, Inc. ...................       600             12,972
Forward Air Corp. + .......................       300              7,899
Heartland Express, Inc. + .................       950             22,325
Landstar Systems, Inc. + ..................       300             21,501
Roadway Express, Inc. .....................       500             13,625
U.S. Freightways Corp. ....................       700             21,777
Werner Enterprises, Inc. ..................     1,400             30,310
Yellow Corp. + ............................       600             13,200
                                                              ----------
                                                                 160,073
                                                              ----------
TRUCKS & PARTS (0.3%)
Oshkosh Truck Corp. .......................       500             19,150
Titan International, Inc. .................       600              3,006
Wabash National Corp. .....................       600              4,410
                                                              ----------
                                                                  26,566
                                                              ----------
WATER UTILITIES (0.6%)
American States Water Co. .................       300             10,020
Philadelphia Suburban Corp. ...............     1,607             45,800
                                                              ----------
                                                                  55,820
                                                              ----------
TOTAL COMMON STOCKS (COST $8,268,011)                          9,518,101
                                                              ----------
TOTAL INVESTMENTS (COST $8,268,011)(a)                         9,518,101
OTHER ASSETS LESS LIABILITIES                                     35,770
                                                              ----------
TOTAL NET ASSETS                                              $9,553,871
                                                              ==========

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $8,549,860. Unrealized gains and losses, based on indenified tax cost at October 31, 2001, are as follows:

Unrealized gains ..............................................    $1,619,614

Unrealized losses..............................................      (651,373)
                                                                   ----------

 Net unrealized gain...........................................    $  968,241
                                                                   ==========

+ None-income producing security.

REIT-Real Estate Investment Trust

category percentages are based on net assets.

                                           See Notes to Financial Statements. 27

                       THIS PAGE INTENTIONALLY LEFT BLANK

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                  INDEX PLUS LARGE CAP  INDEX PLUS MID CAP  INDEX PLUS SMALL CAP
                                                  --------------------  ------------------  --------------------
ASSETS:
Investments, at market value.....................     $366,202,000          $22,481,860          $9,518,101
Cash.............................................              607                  544              34,831
Receivable for:
   Dividends and interest........................          427,682               21,209               5,338
   Investments sold..............................       15,605,793            1,470,450             160,633
   Fund shares sold..............................          159,211              110,645               2,645
   Reimbursement from Investment Adviser ........            8,472               16,976              13,983
  Other assets...................................              204                   --                  --
                                                      ------------          -----------          ----------
        Total assets.............................      382,403,969           24,101,684           9,735,529
                                                      ------------          -----------          ----------
Liabilities:
Payable for:
   Investments purchased.........................       14,752,873            1,516,817             140,886
   Fund shares redeemed..........................          436,798               62,345              15,186
  Investment advisory fees.......................          141,913                8,307               3,642
  Administration service fees....................           31,536                1,846                 809
  Distribution and shareholder service fees .....           79,915                6,137               1,745
  Other liabilities..............................           48,081               19,743              19,390
                                                      ------------          -----------          ----------
        Total liabilities........................       15,491,116            1,615,195             181,658
                                                      ------------          -----------          ----------
      NET ASSETS.................................     $366,912,853          $22,486,489          $9,553,871
                                                      ============          ===========          ==========
NET ASSETS REPRESENTED BY:
Paid in capital..................................     $444,041,227          $24,066,753          $8,822,740
Net unrealized gain on investments ..............        6,557,739              655,520           1,250,090
Undistributed net investment income .............        1,898,834               33,044                  --
Accumulated net realized loss on
  investments....................................      (85,584,947)          (2,278,828)           (518,959)
                                                      ------------          -----------          ----------
      NET ASSETS.................................     $366,912,853          $22,486,489          $9,553,871
                                                      ============          ===========          ==========

Cost of investments..............................     $359,644,261          $21,816,340          $8,268,011

                                           See Notes to Financial Statements. 29

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------


                       Index Plus Large Cap   Index Plus Mid Cap  Index Plus Small Cap
                       --------------------   ------------------  --------------------
CAPITAL SHARES, $ .001
  PAR VALUE
Class I:
 Outstanding .........        9,893,648               41,225              333,443
 Net Assets ..........     $136,851,868          $   455,593           $3,600,280
 Net Asset Value,
  offering and
  redemption price per
  share (net assets
  divided by shares
  outstanding) .......     $      13.83          $     11.05           $    10.80
Class A:
 Outstanding .........       12,640,427            1,711,875              468,203
 Net Assets ..........     $173,368,905          $18,804,641           $5,019,595
 Net Asset Value and
  redemption price per
  share (net assets
  divided by shares
  outstanding) .......     $      13.72          $     10.98           $    10.72
 Offering price (net
  asset value divided
  by 1 minus maximum
  sales load) ........     $      14.14          $     11.32           $    11.05
Class B:
 Outstanding .........        2,127,221              129,280               47,329
 Net Assets ..........     $ 28,932,755          $ 1,405,236           $  497,990
 Net Asset Value,
  offering and
  redemption price per
  share (net assets
  divided by shares
  outstanding) .......     $      13.60          $     10.87           $    10.52
Class C:
 Outstanding .........        2,034,477              164,775               37,352
 Net Assets ..........     $ 27,741,618          $ 1,791,479           $  394,628
 Net Asset Value,
  offering and
  redemption price per
  share (net assets
  divided by shares
  outstanding) .......     $      13.64          $     10.87           $    10.57
Class O:
 Outstanding .........            1,280                2,675                3,834
 Net Assets ..........     $     17,707          $    29,540           $   41,378
 Net Asset Value,
  offering and
  redemption price per
  share (net assets
  divided by shares
  outstanding) .......     $      13.83          $     11.04           $    10.79


30 See Notes to Financial Statements.

Index Plus Funds
Statements of Operations
Year Ended October 31, 2001
--------------------------------------------------------------------------------

                        INDEX PLUS LARGE CAP  INDEX PLUS MID CAP   INDEX PLUS SMALL CAP
                        --------------------  ------------------  ----------------------
INVESTMENT INCOME:
Dividends ............     $   5,589,158         $   209,110            $  75,383
Interest .............           633,952              39,297                7,227
                           -------------         -----------            ---------
                               6,223,110             248,407               82,610
Foreign taxes withheld
 on dividends, net of
 reclaims ............           (25,079)                 --                  (42)
                           -------------         -----------            ---------
     Total investment
       income ........         6,198,031             248,407               82,568
                           -------------         -----------            ---------
INVESTMENT EXPENSES:
Investment advisory
 fees ................         1,864,439              87,400               44,024
Administrative
 services fees .......           414,320              19,422                9,783
Distribution plan fees
 - Class A ...........           461,922              39,337               11,584
Distribution plan fees
 - Class B ...........           237,378               9,940                3,140
Distribution plan fees
 - Class C ...........           195,996               8,758                2,611
Shareholder service
 fees - Class B ......            79,126               3,313                1,047
Shareholder service
 fees - Class C ......            97,998               4,379                1,305
Shareholder service
 fees - Class O ......                 7                  10                   12
Printing and postage
 fees ................            51,157               7,052                5,462
Custody fees  ........            26,662              24,654               27,041
Transfer agent fees ..           264,783              39,773               32,238
Audit and tax fees ...            22,263              21,203               20,996
Directors' fees ......            13,258                 529                  295
Registration fees ....            71,658              42,950               41,166
Miscellaneous
  expenses ...........            22,556                 890                  648
                           -------------         -----------            ---------
Expenses before
 reimbursement and
 waiver from
 Investment Adviser ..         3,823,523             309,610              201,352
Expense reimbursement
 and waiver from
 Investment Adviser ..            (8,750)            (98,377)            (108,259)
                           -------------         -----------            ---------
     Net investment
     expenses ........         3,814,773             211,233               93,093
                           -------------         -----------            ---------
Net investment income
 (loss) ..............         2,383,258              37,174              (10,525)
                           -------------         -----------            ---------
NET REALIZED AND
  UNREALIZED GAIN (LOSS):
Net realized gain
 (loss) on:
 Investments .........       (62,783,209)         (1,861,639)            (230,782)
 Futures contracts ...          (956,982)                 --                   --
                           -------------         -----------            ---------
     Net realized loss
     on investments ..       (63,740,191)         (1,861,639)            (230,782)
                           -------------         -----------            ---------
Net change in
 unrealized gain or
 loss on:
 Investments .........       (63,609,477)           (953,845)            (528,800)
 Futures contracts ...            43,241                  --                   --
                           -------------         -----------            ---------
     Net change in
     unrealized gain
     or loss on
     investments .....       (63,566,236)           (953,845)            (528,800)
                           -------------         -----------            ---------
Net realized and
change in unrealized
gain or loss on
investments ..........      (127,306,427)         (2,815,484)            (759,582)
                           -------------         -----------            ---------
Net decrease in net
assets resulting from
operations ...........     $(124,923,169)        $(2,778,310)           $(770,107)
                           =============         ===========            =========

                                           See Notes to Financial Statements. 31

Index Plus Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  INDEX PLUS LARGE CAP
                                           -----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2001   OCTOBER 31, 2000
                                           ----------------   ----------------
FROM OPERATIONS:

Net investment income ...................   $   2,383,258      $  1,170,671
Net realized loss on investments ........     (63,740,191)      (16,205,260)
Net change in unrealized gain or loss on
 investments ............................     (63,566,236)       35,921,143
                                            -------------      ------------
 Net increase (decrease) in net assets
   resulting from operations ............    (124,923,169)       20,886,554
                                            -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income .............        (804,425)         (684,783)
Class A:
 From net investment income .............        (489,702)         (328,600)
Class C:
 From net investment income .............              --            (4,054)
                                            -------------      ------------
 Decrease in net assets from
   distributions to shareholders ........      (1,294,127)       (1,017,437)
                                            -------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold ..............      47,703,026        85,609,514
 Net asset value of shares issued upon
  reinvestment of distributions .........         803,498           683,738
 Payments for shares redeemed ...........     (33,263,145)      (67,159,864)
Class A:
 Proceeds from shares sold ..............      73,302,942       118,663,452
 Net asset value of shares issued upon
  reinvestment of distributions .........         471,242           317,610
 Payments for shares redeemed ...........     (33,226,188)      (19,510,672)
Class B:
 Proceeds from shares sold ..............       9,672,728        17,281,170
 Payments for shares redeemed ...........      (3,501,525)       (3,154,367)
Class C:
 Proceeds from shares sold ..............       5,446,601        25,098,811
 Net asset value of shares issued upon
  reinvestment of distributions .........              --             3,404
 Payments for shares redeemed ...........     (16,345,070)       (9,765,096)
Class O:
 Proceeds from shares sold ..............          18,781                --
                                            -------------      ------------
 Net increase in net assets from fund
   share transactions ...................      51,082,890       148,067,700
                                            -------------      ------------
Net change in net assets ................     (75,134,406)      167,936,817
NET ASSETS:
Beginning of period .....................     442,047,259       274,110,442
                                            -------------      ------------
End of period ...........................   $ 366,912,853      $442,047,259
                                            =============      ============
End of period net assets includes
 undistributed net investment income ....   $   1,898,834      $    809,703
                                            =============      ============


32 See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
                                                                               Index Plus Large Cap
                                                                       -------------------------------------
                                                                          Year Ended          Year Ended
                                                                       October 31, 2001     October 31, 2000
                                                                       ----------------     ----------------
Share Transactions
Class I:
   Number of shares sold ............................................      2,912,387           4,539,785
   Number of shares issued upon reinvestment of distributions .......         47,070              37,506
   Number of shares redeemed ........................................     (2,146,594)         (3,583,462)
                                                                       -------------        ------------
  Net increase ......................................................        812,863             993,829
                                                                       =============        ============
Class A:
   Number of shares sold ............................................      4,690,472           6,375,587
   Number of share issued upon reinvestment of distributions ........         27,783              17,528
   Number of shares redeemed ........................................     (2,139,896)         (1,049,048)
                                                                       -------------        ------------
  Net increase ......................................................      2,578,359           5,344,067
                                                                       =============        ============
Class B:
   Number of shares sold ............................................        598,573             926,104
   Number of shares redeemed ........................................       (230,191)           (168,274)
                                                                       -------------        ------------
  Net increase ......................................................        368,382             757,830
                                                                       =============        ============
Class C:
   Number of shares sold ............................................        341,153           1,349,366
   Number of shares issued upon reinvestment of distributions .......             --                 188
   Number of shares redeemed ........................................     (1,060,241)           (525,816)
                                                                       -------------        ------------
  Net increase (decrease) ...........................................       (719,088)            823,738
                                                                       =============        ============
Class O:
   Number of shares sold ............................................          1,280                  --
                                                                       -------------        ------------
  Net increase ......................................................          1,280                  --
                                                                       =============        ============

                                           See Notes to Financial Statements. 33

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                   INDEX PLUS MID CAP
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2001   OCTOBER 31, 2000
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ....................   $    37,174        $    14,270
Net realized gain (loss) on investments ..    (1,861,639)         2,036,967
Net change in unrealized gain or loss on
  investments ............................      (953,845)         1,110,148
                                             -----------        -----------
  Net increase (decrease) in net assets
    resulting from operations ............    (2,778,310)         3,161,385
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
   From net investment income ............        (1,732)           (33,859)
   From net realized gains on
     investments .........................       (72,875)          (942,732)
   From in excess of net realized gains ..       (15,508)                --
Class A:
   From net investment income ............       (16,536)           (12,792)
   From net realized gains on
     investments .........................    (1,469,946)          (503,197)
   From in excess of net realized gains ..      (312,800)                --
Class B:
   From net realized gains on
     investments .........................      (184,808)           (65,596)
   From in excess of net realized gains ..       (39,326)                --
Class C:
   From net investment income ............            --               (150)
   From net realized gains on
     investments .........................      (194,351)           (80,996)
   From in excess of net realized gains ..       (41,357)                --
                                             -----------        -----------
  Decrease in net assets from
    distributions to shareholders ........    (2,349,239)        (1,639,322)
                                             -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
   Proceeds from shares sold .............       264,815            126,632
   Net asset value of shares issued upon
     reinvestment of distributions .......        44,604             20,254
   Payments for shares redeemed ..........    (1,868,188)        (5,003,601)
Class A:
   Proceeds from shares sold .............    14,704,303          6,898,050
   Net asset value of shares issued upon
     reinvestment of distributions .......     1,521,005            496,267
   Payments for shares redeemed ..........    (4,429,939)          (838,748)
Class B:
   Proceeds from shares sold .............       985,038          1,005,112
   Net asset value of shares issued upon
    reinvestment of distributions ........       214,436             58,588
   Payments for shares redeemed ..........      (928,662)           (29,623)
Class C:
   Proceeds from shares sold .............       797,139            935,189
   Net asset value of shares issued upon
     reinvestment of distributions .......       226,104             68,245
   Payments for shares redeemed ..........      (344,871)           (62,871)
Class O:
   Proceeds from shares sold .............        29,984                 --
                                             -----------        -----------
  Net increase in net assets from fund
   share transactions ....................    11,215,768          3,673,494
                                             -----------        -----------
Net change in net assets .................     6,088,219          5,195,557


34 See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   INDEX PLUS MID CAP
                                           -----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2001   OCTOBER 31, 2000
                                           ----------------   ----------------
NET ASSETS:
Beginning of period .....................    $16,398,270        $11,202,713
                                             -----------        -----------
End of period ...........................    $22,486,489        $16,398,270
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income ....    $    33,044        $     5,940
                                             ===========        ===========
SHARE TRANSACTIONS:
Class I:
   Number of shares sold ................         21,640              8,695
   Number of shares issued upon
     reinvestment of distributions ......          3,692              1,796
   Number of shares redeemed ............       (134,254)          (396,375)
                                             -----------        -----------
  Net decrease ..........................       (108,922)          (385,884)
                                             ===========        ===========
Class A:
   Number of shares sold ................      1,213,338            494,891
   Number of shares issued upon
     reinvestment of distributions ......        126,407             44,074
   Number of shares redeemed ............       (375,221)           (62,844)
                                             -----------        -----------
  Net increase ..........................        964,524            476,121
                                             ===========        ===========
Class B:
   Number of shares sold ................         81,036             68,971
   Number of shares issued upon
     reinvestment of distributions ......         17,885              5,203
   Number of shares redeemed ............        (76,866)            (2,274)
                                             -----------        -----------
  Net increase ..........................         22,055             71,900
                                             ===========        ===========
Class C:
   Number of shares sold ................         65,649             67,862
   Number of shares issued upon
     reinvestment of distributions ......         18,905              6,082
   Number of shares redeemed ............        (30,190)            (4,556)
                                             -----------        -----------
  Net increase ..........................         54,364             69,388
                                             ===========        ===========
Class O:
   Number of shares sold ................          2,675                 --
                                             -----------        -----------
  Net increase ..........................          2,675                 --
                                             ===========        ===========


                                           See Notes to Financial Statements. 35

Index Plus Funds
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------


                                                  INDEX PLUS SMALL CAP
                                           -----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2001   OCTOBER 31, 2000
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................    $   (10,525)       $   (19,762)
Net realized loss on investments ........       (230,782)           198,356
Net change in unrealized gain or loss on
 investments ............................       (528,800)         1,280,990
                                             -----------        -----------
    Net increase (decrease) in net assets
 resulting from operations ..............       (770,107)         1,459,584
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income .............             --             (8,307)
                                             -----------        -----------
 Decrease in net assets from
 distributions to shareholders ..........             --             (8,307)
                                             -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold ..............         61,031             71,170
 Net asset value of shares issued upon
  reinvestment of distributions .........             --                208
 Payments for shares redeemed ...........       (974,699)        (1,974,690)
Class A:
 Proceeds from shares sold ..............      2,675,082          2,025,032
 Payments for shares redeemed ...........     (1,091,655)        (1,050,718)
Class B:
 Proceeds from shares sold ..............        304,735            136,862
 Payments for shares redeemed ...........        (61,046)           (76,223)
Class C:
 Proceeds from shares sold ..............        118,164            168,671
 Payments for shares redeemed ...........       (293,002)          (238,975)
Class O:
 Proceeds from shares sold ..............         40,905                 --
                                             -----------        -----------
 Net increase (decrease) in net assets
 from fund share transactions ...........        779,515           (938,663)
                                             -----------        -----------
Net change in net assets ................          9,408            512,614
NET ASSETS:
Beginning of period .....................      9,544,463          9,031,849
                                             -----------        -----------
End of period ...........................    $ 9,553,871        $ 9,544,463
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income ....    $        --        $        --
                                             ===========        ===========

36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               INDEX PLUS SMALL CAP
                                        -----------------------------------
                                           YEAR ENDED         YEAR ENDED
                                        OCTOBER 31, 2001   OCTOBER 31, 2000
                                        ----------------   ----------------
SHARE TRANSACTIONS:
Class I:
  Number of shares sold .............              5,355              6,341
  Number of shares issued upon
   reinvestment of distributions ....                 --                 20
  Number of shares redeemed .........            (85,625)          (185,498)
                                             -----------        -----------
 Net decrease .......................            (80,270)          (179,137)
                                             ===========        ===========
Class A:
  Number of shares sold .............            238,062            186,489
  Number of shares redeemed .........            (97,671)           (95,375)
                                             -----------        -----------
 Net increase .......................            140,391             91,114
                                             ===========        ===========
Class B:
  Number of shares sold .............             26,964             12,838
  Number of shares redeemed .........             (5,691)            (6,360)
                                              -----------        -----------
 Net increase .......................             21,273              6,478
                                             ===========        ===========
Class C:
  Number of shares sold .............             10,265             15,618
  Number of shares redeemed .........            (26,366)           (21,768)
                                             -----------        -----------
 Net decrease .......................            (16,101)            (6,150)
                                             ===========        ===========
Class O:
  Number of shares sold .............              3,834                 --
                                             -----------        -----------
 Net increase .......................              3,834                 --
                                             ===========        ===========

                                           See Notes to Financial Statements. 37

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds) Aetna Index Plus Large Cap Fund (Index Plus Large Cap), Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap) and Aetna Index Plus Small Cap Fund (Index Plus Small Cap).

The Funds offer five classes of shares, Class I, Class A, Class B, Class C and Class O. Class I is offered principally to institutions. Class O is offered to customers purchasing shares through ING DIRECT Securities, Inc., a subsidiary of ING Group N.V. (ING). Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% of average net assets of the class per year.

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.50%; service fees of 0.25%.

  CLASS O: No front-end sales charge; no distribution fees; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                   CLASS I               CLASS A            CLASS B            CLASS C          Class O
                                   -------               -------            -------            -------          -------
INDEX PLUS LARGE CAP           December 10, 1996     February 3, 1997     March 1, 1999  June 30, 1998    August 1, 2001
INDEX PLUS MID CAP             February 3, 1998      February 3, 1998     March 1, 1999  June 30, 1998    August 1, 2001
INDEX PLUS SMALL CAP           February 3, 1998      February 3, 1998     March 1, 1999  June 30, 1998    August 1, 2001

The following is each Fund's investment objective:

  INDEX PLUS LARGE CAP seeks to outperform the total return performance of the Standard and Poor's 500 Composite Index, while maintaining a market level of risk.

  INDEX PLUS MID CAP seeks to outperform the total return performance of the Standard and Poor's MidCap 400 Index, while maintaining a market level of risk.

  INDEX PLUS SMALL CAP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index, while maintaining a market level of risk.

--------------------------------------------------------------------------------

On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Funds, and Aeltus Capital, Inc. (ACI), each Funds principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. Aeltus and ACI are indirect wholly owned subsidiaries of ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in financial futures contracts as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

Fund may invest up to 10% of its net assets in illiquid securities. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933
Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities may be resold to "qualified institutional buyers" and have been determined to be liquid, unless otherwise noted, under guidelines established by the Board. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. FEDERAL INCOME TAXES

Each Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. LINE OF CREDIT

Certain series of the Company (including the Funds), Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $200,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of the commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of October 31, 2001.

G. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the annual effective rates before waivers as of October 31, 2001:

                          FEE        EFFECTIVE
                         RANGE         RATE
                         -----       ---------
Index Plus Large Cap  0.45%-0.375%     0.45%
Index Plus Mid Cap    0.45%-0.375%     0.45%
Index Plus Small Cap  0.45%-0.375%     0.45%

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.225% of the average daily assets associated with these shares. For the period November 1, 2000 through October 31, 2001, Aeltus paid ALIAC $367,730.

The Company has adopted a Shareholder Services Plan for the Class B, Class C and Class O shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B, Class C and Class O shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A, 0.75% of the average daily net assets of Class B and 0.50% of the average daily net assets for Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors. Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B, Class C and Class O shares. For the year ended October 31, 2001, ACI received net commissions of $40,361 for Index Plus Large Cap, $15,043 for Index Plus Mid Cap and $2,762 for Index Plus Small Cap, from the sales of Class A shares and contingent sales charges from redemptions of Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2001 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 2001 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 2001 were:

                                    COST OF PURCHASES            PROCEEDS FROM SALES
                                    -----------------            -------------------
Index Plus Large Cap                   $520,978,697                 $462,699,107
Index Plus Mid Cap                       40,329,809                   32,434,612
Index Plus Small Cap                     12,053,026                   11,087,229

6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of October 31, 2001, the following capital loss carryforwards had been incurred:

                     TOTAL CAPITAL LOSS                 YEAR OF EXPIRATION
                        CARRYFORWARD           2007            2008               2009
                        ------------           ----            ----               ----
Index Plus Large Cap     $54,365,530      $  1,783,283    $  7,523,930       $  45,058,317
Index Plus Mid Cap         1,000,073                --              --           1,000,073
Index Plus Small Cap         237,109            85,195              --             151,914

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 16 billion shares. Of those 16 billion shares, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B, Class C and Class O. As of October 31, 2001, the following shares of the Funds were owned by ALIAC and its affiliates:

                       CLASS I    CLASS A
                       -------    -------
Index Plus Large Cap  4,015,728   157,375
Index Plus Mid Cap           --    24,457
Index Plus Small Cap    314,230    13,206

8. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes had no material impact on the Funds' net asset values.

                       THIS PAGE INTENTIONALLY LEFT BLANK

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                       PERIOD FROM
                                                                                                    DECEMBER 10, 1996
                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                              OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
                  CLASS I                        2001         2000         1999         1998       TO OCTOBER 31, 1997
--------------------------------------------  -----------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period .......  $  18.79      $  17.48     $  13.78     $ 12.43          $ 10.00
                                              --------      --------     --------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................      0.14          0.07         0.11+       0.13+            0.12+
 Net realized and change in unrealized gain
  or loss on investments ...................     (5.01)         1.32         3.86        2.57             2.33
                                              --------      --------     --------     -------          -------
   Total income from investment
    operations .............................     (4.87)         1.39         3.97        2.70             2.45
                                              --------      --------     --------     -------          -------
LESS DISTRIBUTIONS:
 From net investment income ................     (0.09)        (0.08)       (0.07)      (0.13)           (0.02)
 From net realized gains on investments ....        --            --        (0.20)      (1.22)              --
                                              --------      --------     --------     -------          -------
   Total distributions .....................     (0.09)        (0.08)       (0.27)      (1.35)           (0.02)
                                              --------      --------     --------     -------          -------
Net asset value, end of period .............  $  13.83      $  18.79     $  17.48     $ 13.78          $ 12.43
                                              ========      ========     ========     =======          =======

Total return ...............................    (26.03)%        7.99%       29.05%      23.46%           24.49%
Net assets, end of period (000's) ..........  $136,852      $170,673     $141,377     $31,671          $10,876
Ratio of net investment expenses to average
 net assets ................................      0.66%         0.66%        0.70%       0.70%            0.70%(1)
Ratio of net investment income to average
 net assets ................................      0.83%         0.56%        0.67%       0.96%            1.15%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............      0.66%           --         0.75%       1.17%            1.95%(1)
Portfolio turnover rate ....................    116.74%       104.31%       72.14%     124.16%           82.31%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


44 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                   PERIOD FROM
                                                                                                FEBRUARY 3, 1997
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                      2001         2000         1999         1998       TO OCTOBER 31, 1997
----------------------------------------  -----------  -----------  -----------  -----------   -------------------

Net asset value, beginning of period ...  $  18.64      $  17.36     $ 13.70      $ 12.36          $10.57
                                          --------      --------     -------      -------          ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.09          0.06        0.07+        0.09+           0.02+
 Net realized and change in unrealized
 gain or loss on investments ...........     (4.96)         1.28        3.84         2.56            1.77
                                          --------      --------     -------      -------          ------
   Total income from investment
    operations..........................     (4.87)         1.34        3.91         2.65            1.79
                                          --------      --------     -------      -------          ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.05)        (0.06)      (0.05)       (0.09)             --
 From net realized gains on investments         --            --       (0.20)       (1.22)             --
                                          --------      --------     -------      -------          ------
   Total distributions .................     (0.05)        (0.06)      (0.25)       (1.31)             --
                                          --------      --------     -------      -------          ------
Net asset value, end of period .........  $  13.72      $  18.64     $ 17.36      $ 13.70          $12.36
                                          ========      ========     =======      =======          ======

Total return ...........................    (26.19)%        7.74%      28.78%       23.09%          16.93%
Net assets, end of period (000's) ......  $173,369      $187,566     $81,908      $ 6,422          $1,833
Ratio of net investment expenses to
 average net assets ....................      0.91%         0.91%       0.95%        0.99%           1.45%(1)
Ratio of net investment income to
 average net assets ....................      0.58%         0.31%       0.42%        0.67%           0.16%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      0.91%           --        1.00%        1.46%           2.98%(1)
Portfolio turnover rate ................    116.74%       104.31%      72.14%      124.16%          82.31%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 45

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS B                 2001         2000       TO OCTOBER 31, 1999
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period ......................   $ 18.57      $ 17.37         $ 15.68
                                 -------      -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.03)        0.01           (0.04)+
 Net realized and change in
 unrealized gain or loss on
 investments .................     (4.94)        1.19            1.73
                                 -------      -------         -------
   Total income from
    investment operations ....     (4.97)        1.20            1.69
                                 -------      -------         -------
Net asset value, end of period   $ 13.60      $ 18.57         $ 17.37
                                 =======      =======         =======

Total return .................    (26.76)%       6.91%          10.78%
Net assets, end of period
 (000's) .....................   $28,933      $32,666         $17,386
Ratio of net investment
 expenses to average net
 assets ......................      1.66%        1.66%           1.70%(1)
Ratio of net investment income
 to average net assets .......     (0.17)%      (0.44)%         (0.32)%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.66%          --            1.75%(1)
Portfolio turnover rate ......    116.74%      104.31%          72.14%




+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



46 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                   JUNE 30, 1998
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS C             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of
 period ..............   $ 18.57      $ 17.33      $ 13.74          $ 14.17
                         -------      -------      -------          -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
  income .............      0.03           --        (0.01)+           0.01+
 Net realized and
  change in unrealized
  gain or loss on
  investments ........     (4.96)        1.24         3.85            (0.44)
                         -------      -------      -------          -------
   Total income from
    investment
    operations .......     (4.93)        1.24         3.84            (0.43)
                         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
  income .............        --           --        (0.05)              --
 From net realized
  gains on
  investments ........        --           --        (0.20)              --
                         -------      -------      -------          -------
   Total
    distributions ....        --           --        (0.25)              --
                         -------      -------      -------          -------
Net asset value, end
 of period ...........   $ 13.64      $ 18.57      $ 17.33          $ 13.74
                         =======      =======      =======          =======

Total return .........    (26.55)%       7.17%       28.17%           (3.04)%
Net assets, end of
 period (000's) ......   $27,742      $51,143      $33,439          $   910
Ratio of net
 investment expenses
 to average net
 assets ..............      1.41%        1.41%        1.45%            1.43%(1)
Ratio of net
 investment income to
 average net assets ..      0.08%       (0.19)%      (0.07)%           0.23%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.41%          --         1.50%            1.90%(1)
Portfolio turnover
 rate.................    116.74%      104.31%       72.14%          124.16%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


                                           See Notes to Financial Statements. 47

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout the period:


                                                               PERIOD FROM
                                                             AUGUST 1, 2001
                                                            (DATE OF INITIAL
                                                            PUBLIC OFFERING)
                        CLASS O                            TO OCTOBER 31, 2001
--------------------------------------------------------   -------------------

Net asset value, beginning of period ...................       $ 15.66
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................          0.07
 Net realized and change in unrealized gain or loss on
  investments ..........................................         (1.90)
                                                               -------
   Total income from investment operations .............         (1.83)
                                                               -------
Net asset value, end of period .........................       $ 13.83
                                                               =======

Total return ...........................................        (11.69)%
Net assets, end of period (000's) ......................       $    18
Ratio of net investment expenses to average net
 assets ................................................          0.91%(1)
Ratio of net investment income to average net assets ...          0.58%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................          0.91%(1)
Portfolio turnover rate ................................        116.74%


(1) Annualized.


48 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 FEBRUARY 3, 1998
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
       CLASS I             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of
 period ..............   $ 14.78      $ 12.70      $ 10.36          $ 10.00
                         -------      -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment
  income .............      0.11         0.02         0.07+            0.04+
 Net realized and
  change in unrealized
  gain or loss
  on investments .....     (1.78)        3.90         2.32             0.32
                         -------      -------      -------          -------
   Total income from
    investment
    operations .......     (1.67)        3.92         2.39             0.36
                         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
  income .............     (0.04)       (0.06)       (0.05)              --
 From net realized
  gains on
  investments ........     (1.67)       (1.78)          --               --
 From in excess of net
  realized gains on
  investments ........     (0.35)          --           --               --
                         -------      -------      -------          -------
   Total distributions     (2.06)       (1.84)       (0.05)              --
                         -------      -------      -------          -------
Net asset value, end
 of period ...........   $ 11.05      $ 14.78      $ 12.70          $ 10.36
                         =======      =======      =======          =======

Total return .........    (12.52)%      35.42%       23.14%            3.60%
Net assets, end of
 period (000's) ......   $   456      $ 2,219      $ 6,806          $ 6,996
Ratio of net
 investment expenses
 to average net
 assets ..............      0.75%        0.75%        0.75%            0.75%(1)
Ratio of net
 investment income to
 average net assets ..      0.53%        0.38%        0.55%            0.57%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.25%        1.25%        1.78%            2.51%(1)
Portfolio turnover
 rate ................    181.00%      180.24%      130.93%          129.87%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 49

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 FEBRUARY 3, 1998
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
       CLASS A             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of
 period ..............   $ 14.72      $ 12.66      $ 10.34          $ 10.00
                         -------      -------      -------          -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
  income .............      0.03         0.03         0.04+            0.02+
 Net realized and
  change in unrealized
  gain or loss on
  investments ........     (1.73)        3.86         2.32             0.32
                         -------      -------      -------          -------
   Total income from
    investment
    operations........     (1.70)        3.89         2.36             0.34
                         -------      -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment
  income .............     (0.02)       (0.05)       (0.04)              --
 From net realized
  gains on
  investments ........     (1.67)       (1.78)          --               --
 From in excess of net
  realized gains on
  investments ........     (0.35)          --           --               --
                         -------      -------      -------          -------
   Total
    distributions ....     (2.04)       (1.83)       (0.04)              --
                         -------      -------      -------          -------
Net asset value, end
 of period ...........   $ 10.98      $ 14.72      $ 12.66          $ 10.34
                         =======      =======      =======          =======

Total return .........    (12.79)%      35.14%       22.81%            3.40%
Net assets, end of
 period (000's) ......   $18,805      $10,999      $ 3,434          $   269
Ratio of net
 investment expenses
 to average net
 assets ..............      1.00%        1.00%        1.00%            1.00%(1)
Ratio of net
 investment income to
 average net assets ..      0.28%        0.13%        0.30%            0.32%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.50%        1.50%        2.03%            2.76%(1)
Portfolio turnover
 rate.................    181.00%      180.24%      130.93%          129.87%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



50 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                YEAR  ENDED  YEAR  ENDED    (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS B                 2001         2000       TO OCTOBER 31, 1999
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period ......................   $ 14.62      $ 12.61         $ 11.23
                                 -------      -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.05)       (0.02)          (0.04)+
 Net realized and change in
  unrealized gain or loss on
  investments ................     (1.72)        3.79            1.42
                                 -------      -------         -------
   Total income from
    investment operations ....     (1.77)        3.77            1.38
                                 -------      -------         -------
LESS DISTRIBUTIONS:
 From net realized gains on
  investments ................     (1.63)       (1.76)             --
 From in excess of net
  realized gains on
  investments ................    (0.35)          --              --
                                 -------      -------         -------
   Total distributions .......     (1.98)       (1.76)             --
                                 -------      -------         -------
Net asset value, end of
 period ......................   $ 10.87      $ 14.62         $ 12.61
                                 =======      =======         =======

Total return .................    (13.39)%      34.09%          12.29%
Net assets, end of period
 (000's) .....................   $ 1,405      $ 1,568         $   446
Ratio of net investment
 expenses to average net
 assets ......................      1.75%        1.75%           1.75%(1)
Ratio of net investment income
 to average net assets .......     (0.47)%      (0.62)%         (0.45)%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.25%        2.25%           2.78%(1)
Portfolio turnover rate ......    181.00%      180.24%         130.93%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 51

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                   JUNE 30, 1998
                        YEAR  ENDED  YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS C             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of
 period ..............    $ 14.60      $ 12.59      $ 10.33           $ 10.92
                          -------      -------      -------           -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
  income .............      (0.02)       (0.02)       (0.02)+           (0.01)+
 Net realized and
  change in unrealized
  gain or loss
  on investments .....      (1.73)        3.81         2.31             (0.58)
                          -------      -------      -------           -------
   Total income from
    investment
    operations .......      (1.75)        3.79         2.29             (0.59)
                          -------      -------      -------           -------
LESS DISTRIBUTIONS:
 From net investment
  income .............         --           --        (0.03)               --
 From net realized
  gains on
  investments ........      (1.63)       (1.78)          --                --
 From in excess of net
  realized gains on
  investments ........      (0.35)          --           --                --
                          -------      -------      -------           -------
   Total
    distributions ....      (1.98)       (1.78)       (0.03)               --
                          -------      -------      -------           -------
Net asset value, end
 of period ...........    $ 10.87      $ 14.60      $ 12.59           $ 10.33
                          =======      =======      =======           =======

Total return .........     (13.19)%      34.41%       22.19%            (5.40)%
Net assets, end of
 period (000's) ......    $ 1,791      $ 1,612      $   516           $   100
Ratio of net
 investment expenses
 to average net
 assets ..............       1.50%        1.50%        1.50%             1.50%(1)
Ratio of net
 investment income to
 average net assets ..      (0.22)%      (0.37)%      (0.20)%           (0.18)%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........       2.00%        2.00%        2.53%             3.26%(1)
Portfolio turnover
 rate.................     181.00%      180.24%      130.93%           129.87%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



52 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout the period:

                                                                                 PERIOD FROM
                                                                                AUGUST 1, 2001
                                                                               (DATE OF INITIAL
                                                                                PUBLIC OFFERING)
                              CLASS O                                         TO OCTOBER 31, 2001
---------------------------------------------------------------------------   -------------------
Net asset value, beginning of period ......................................         $ 12.42
                                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................................................            0.03
  Net realized and change in unrealized gain or loss on investments .......           (1.41)
                                                                                    -------
       Total income from investment operations ............................           (1.38)
                                                                                    -------
Net asset value, end of period ............................................         $ 11.04
                                                                                    =======
Total return ..............................................................          (11.11)%
Net assets, end of period (000's) .........................................         $    30
Ratio of net investment expenses to average net assets ....................            1.00%(1)
Ratio of net investment income to average net assets ......................            0.28%(1)
Ratio of expenses before reimbursement and waiver to average net assets ...            1.50%(1)
Portfolio turnover rate ...................................................          181.00%


(1) Annualized.

                                           See Notes to Financial Statements. 53

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 FEBRUARY 3, 1998
                        YEAR  ENDED  YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
       CLASS I             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of
 period ..............   $ 11.66      $  9.95       $ 8.87          $ 10.00
                         -------      -------       ------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment
  income .............      0.01        (0.02)        0.02+            0.02+
 Net realized and
  change in unrealized
  gain or loss
  on investments .....     (0.87)        1.74         1.08            (1.15)
                         -------      -------       ------          -------
   Total income from
    investment
    operations .......     (0.86)        1.72         1.10            (1.13)
                         -------      -------       ------          -------
LESS DISTRIBUTIONS:
 From net investment
  income .............        --        (0.01)       (0.02)              --
                         -------      -------       ------          -------
   Total distributions        --        (0.01)       (0.02)              --
                         -------      -------       ------          -------
Net asset value, end
 of period ...........   $ 10.80      $ 11.66       $ 9.95          $  8.87
                         =======      =======       ======          =======

Total return .........     (7.38)%      17.35%       12.46%          (11.30)%
Net assets, end of
 period (000's) ......   $ 3,600      $ 4,825       $5,902          $ 5,862
Ratio of net
 investment expenses
 to average net
 assets ..............      0.75%        0.75%        0.75%            0.75%(1)
Ratio of net
 investment income to
 average net assets ..      0.09%       (0.05)%       0.22%            0.25%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      1.85%        1.52%        2.03%            2.63%(1)
Portfolio turnover
 rate.................    117.78%      133.95%       85.28%          100.41%



+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



54 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 FEBRUARY 3, 1998
                        YEAR  ENDED  YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
       CLASS A             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------
Net asset value,
 beginning of
 period ..............    $ 11.61      $  9.92      $ 8.86           $ 10.00
                          -------      -------      ------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      (0.02)       (0.03)         --+               --+
 Net realized and
  change in unrealized
  gain or loss
  on investments .....      (0.87)        1.72        1.07             (1.14)
                          -------      -------      ------           -------
   Total income from
    investment
    operations .......      (0.89)        1.69        1.07             (1.14)
                          -------      -------      ------           -------
LESS DISTRIBUTIONS:
 From net investment
  income .............         --           --       (0.01)               --
                          -------      -------      ------           -------
   Total
    distributions ....         --           --       (0.01)               --
                          -------      -------      ------           -------
Net asset value, end
 of period ...........    $ 10.72      $ 11.61      $ 9.92           $  8.86
                          =======      =======      ======           =======

Total return .........      (7.67)%      17.04%      12.13%           (11.40)%
Net assets, end of
 period (000's) ......    $ 5,020      $ 3,806      $2,348           $   349
Ratio of net
 investment expenses
 to average net
 assets ..............      1.00%        1.00%       1.00%             1.00%(1)
Ratio of net
 investment income to
 average net assets ..      (0.16)%      (0.30)%     (0.02)%            0.00%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........       2.10%        1.77%       2.28%             2.88%(1)
Portfolio turnover
 rate.................     117.78%      133.95%      85.28%           100.41%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


                                           See Notes to Financial Statements. 55

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                YEAR  ENDED  YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS B                 2001         2000       TO OCTOBER 31, 1999
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period ......................   $ 11.48      $  9.88          $ 8.91
                                 -------      -------          ------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.08)       (0.03)+         (0.05)+
 Net realized and change in
  unrealized gain or loss on
  investments ................     (0.88)        1.63            1.02
                                 -------      -------          ------
   Total income from
    investment operations ....     (0.96)        1.60            0.97
                                 -------      -------          ------
Net asset value, end of
 period ......................   $ 10.52      $ 11.48          $ 9.88
                                 =======      =======          ======

Total return .................     (8.36)%      16.19%          10.89%
Net assets, end of period
 (000's) .....................   $   498      $   299          $  193
Ratio of net investment
 expenses to average net
 assets ......................      1.75%        1.75%           1.75%(1)
Ratio of net investment income
 to average net assets .......     (0.91)%      (1.05)%         (0.77)%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.85%        2.52%           3.03%(1)
Portfolio turnover rate ......    117.78%      133.95%          85.28%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.


56 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                   JUNE 30, 1998
                        YEAR  ENDED  YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS C             2001         2000         1999       TO OCTOBER 31, 1998
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of
 period ..............   $ 11.50      $  9.87      $ 8.84          $ 10.62
                         -------      -------      ------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income     (0.09)       (0.03)      (0.05)+          (0.02)+
 Net realized and
  change in unrealized
  gain or loss on
  investments ........     (0.84)        1.66        1.08            (1.76)
                         -------      -------      ------          -------
   Total income from
    investment
    operations .......     (0.93)        1.63        1.03            (1.78)
                         -------      -------      ------          -------
Net asset value, end
 of period ...........   $ 10.57      $ 11.50      $ 9.87          $  8.84
                         =======      =======      ======          =======

Total return .........     (8.09)%      16.51%      11.66%          (16.76)%
Net assets, end of
 period (000's) ......   $   395      $   615      $  589          $   155
Ratio of net
 investment expenses
 to average net
 assets ..............      1.50%        1.50%       1.50%            1.50%(1)
Ratio of net
 investment income to
 average net assets ..     (0.66)%      (0.80)%     (0.52)%          (0.50)%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........      2.60%        2.27%       2.78%            3.38%(1)
Portfolio turnover
 rate.................    117.78%      133.95%      85.28%          100.41%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.



                                           See Notes to Financial Statements. 57

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout the period:


                                                              PERIOD FROM
                                                            AUGUST 1, 2001
                                                           (DATE OF INITIAL
                                                           PUBLIC OFFERING)
                        CLASS O                           TO OCTOBER 31, 2001
--------------------------------------------------------  -------------------
Net asset value, beginning of period ...................       $   12.03
                                                               ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................              --
 Net realized and change in unrealized gain or loss on
   investments .........................................           (1.24)
                                                               ---------
   Total income from investment operations .............           (1.24)
                                                               ---------
Net asset value, end of period .........................       $   10.79
                                                               =========

Total return ...........................................          (10.31)%
Net assets, end of period (000's) ......................       $      41
Ratio of net investment expenses to average net
  assets ...............................................            1.00%(1)
Ratio of net investment income to average net assets ...           (0.16)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ....................................            2.10%(1)
Portfolio turnover rate ................................          117.78%


(1) Annualized.


58 See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Index Plus Large Cap Fund, Aetna Index Plus Mid Cap Fund and Aetna Index Plus Small Cap Fund, each a series of Aetna Series Fund, Inc. (collectively the Index Plus Funds), including the portfolios of investments as of October 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Index Plus Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Plus Funds as of October 31, 2001, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                     /s/ KPMG LLP

Hartford, Connecticut
December 7, 2001

INDEX PLUS FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 2001 (UNAUDITED)

1. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

                Index Plus Large Cap  100.00%
                Index Plus Mid Cap      7.00%

Index Plus Mid Cap paid respective per share and aggregate amounts of $0.6117 and $716,707 during the year ended October 31, 2001 which qualify to be taxed at long-term capital gain rates.

[LOGO] Aeltus

Aetna Mutual Funds are distributed
by Aeltus Capital, Inc.
                                             -----------------------------------
                                             CAPITAL APPRECIATION
                                             Aetna Growth Fund
                                             Aetna International Fund
                                             Aetna Small Company Fund
                                             Aetna Value Opportunity Fund
                                             Aetna Technology Fund

                                             -----------------------------------
                                             GROWTH & INCOME
                                             Aetna Balanced Fund
                                             Aetna Growth and Income Fund

                                             -----------------------------------
                                             INCOME
                                             Aetna Bond Fund
                                             Aetna Government Fund
                                             Aetna Money Market Fund

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                                             INDEX PLUS
                                             Aetna Index Plus Large Cap Fund
                                             Aetna Index Plus Mid Cap Fund
                                             Aetna Index Plus Small Cap Fund

                                             -----------------------------------
                                             GENERATION FUNDS
                                             Aetna Ascent Fund
                                             Aetna Crossroads Fund
                                             Aetna Legacy Fund

                                             -----------------------------------
                                             PRINCIPAL PROTECTION FUNDS
                                             Aetna Principal Protection Fund I
                                             Aetna Principal Protection Fund II
                                             Aetna Principal Protection Fund III
                                             Aetna Principal Protection Fund IV
                                             Aetna Index Plus Protection Fund

                                             -----------------------------------
                                             BROKERAGE CASH RESERVES



                                             -----------------------------------

A prospectus containing more complete information, including charges and expenses, can be obtained from your financial advisor or by calling 1-800-238-6263. Please read the prospectus carefully before investing.



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Aetna Mutual Funds
10 State House Square                                       ---------------
Hartford, CT 06103-3602                                        PRSRT STD
                                                              U.S. POSTAGE
                                                                 PAID
                                                             Lancaster, PA
                                                             Permit No. 486
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